UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services

777 E. Wisconsin Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.

(a)

Muzinich Dynamic Income Fund
Institutional Class | MZCIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Muzinich Dynamic Income Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/dynamic-income-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$34	0.67%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$161,859,273
Number of Holdings	324
Portfolio Turnover	81%
SEC Yield (Subsidized)	4.37%
SEC Yield (Unsubsidized)	4.10%
Net Advisory Fee	$267,404
Visit https://www.muzinichusfunds.com/strategies/dynamic-income-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	2.2%
Hewlett Packard Enterprise Co.	1.4%
Blackrock European Clo XIII DAC	1.2%
Foundry JV Holdco LLC	1.0%
Morgan Stanley	1.0%
Goldman Sachs Group, Inc.	0.9%
Ford Motor Credit Co. LLC	0.9%
International Distribution Services PLC	0.9%
T-Mobile USA, Inc.	0.9%
Mars, Inc.	0.9%
Security Type Breakdown (% of Net Assets)*
Industry Breakdown (% of Net Assets)
*	Percentages that show 0.0% represent less than 0.05% of net assets.
Muzinich Dynamic Income Fund	PAGE 1	TSR-SAR-74316P553

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/strategies/dynamic-income-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Dynamic Income Fund	PAGE 2	TSR-SAR-74316P553

Muzinich Dynamic Income Fund
Supra Institutional Class | MZCSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Muzinich Dynamic Income Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/dynamic-income-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Supra Institutional Class	$31	0.60%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$161,859,273
Number of Holdings	324
Portfolio Turnover	81%
SEC Yield (Subsidized)	4.46%
SEC Yield (Unsubsidized)	4.18%
Net Advisory Fee	$267,404
Visit https://www.muzinichusfunds.com/strategies/dynamic-income-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	2.2%
Hewlett Packard Enterprise Co.	1.4%
Blackrock European Clo XIII DAC	1.2%
Foundry JV Holdco LLC	1.0%
Morgan Stanley	1.0%
Goldman Sachs Group, Inc.	0.9%
Ford Motor Credit Co. LLC	0.9%
International Distribution Services PLC	0.9%
T-Mobile USA, Inc.	0.9%
Mars, Inc.	0.9%
Security Type Breakdown (% of Net Assets)*
Industry Breakdown (% of Net Assets)
*	Percentages that show 0.0% represent less than 0.05% of net assets.
Muzinich Dynamic Income Fund	PAGE 1	TSR-SAR-74316P561

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/strategies/dynamic-income-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Dynamic Income Fund	PAGE 2	TSR-SAR-74316P561

Muzinich Flexible U.S. High Yield income Fund
Institutional Class | MZHIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield income Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$29	0.58%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$62,385,242
Number of Holdings	317
Portfolio Turnover	26%
SEC Yield (Subsidized)	6.23%
SEC Yield (Unsubsidized)	5.79%
Net Advisory Fee	$46,891
Visit https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(% of Net Assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.2%
First American Treasury Obligations Fund	2.1%
Service Properties Trust	1.9%
TransDigm, Inc.	1.5%
Venture Global LNG, Inc.	1.3%
Rocket Software, Inc.	1.2%
Cloud Software Group, Inc.	1.2%
Iron Mountain, Inc.	0.9%
Garda World Security Corp.	0.9%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.	0.9%
Security Type Breakdown (% of Net Assets)
Industry Breakdown (% of Net Assets)
Muzinich Flexible U.S. High Yield income Fund	PAGE 1	TSR-SAR-74316J573

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Flexible U.S. High Yield income Fund	PAGE 2	TSR-SAR-74316J573

Muzinich Flexible U.S. High Yield income Fund
Supra Institutional Class | MZHSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield income Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Supra Institutional Class	$29	0.58%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$62,385,242
Number of Holdings	317
Portfolio Turnover	26%
SEC Yield (Subsidized)	6.23%
SEC Yield (Unsubsidized)	5.79%
Net Advisory Fee	$46,891
Visit https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(% of Net Assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.2%
First American Treasury Obligations Fund	2.1%
Service Properties Trust	1.9%
TransDigm, Inc.	1.5%
Venture Global LNG, Inc.	1.3%
Rocket Software, Inc.	1.2%
Cloud Software Group, Inc.	1.2%
Iron Mountain, Inc.	0.9%
Garda World Security Corp.	0.9%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.	0.9%
Security Type Breakdown (% of Net Assets)
Industry Breakdown (% of Net Assets)
Muzinich Flexible U.S. High Yield income Fund	PAGE 1	TSR-SAR-74316J565

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/strategies/us-high-yield-credit-fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Flexible U.S. High Yield income Fund	PAGE 2	TSR-SAR-74316J565

Muzinich Low Duration Fund
Supra Institutional Class | MZLSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Muzinich Low Duration Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.muzinichusfunds.com/strategies/low-duration-fund. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Supra Institutional Class	$25	0.50%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,221,408,515
Number of Holdings	536
Portfolio Turnover	36%
SEC Yield (Subsidized)	3.94%
SEC Yield (Unsubsidized)	3.85%
Net Advisory Fee	$2,240,816
Visit https://www.muzinichusfunds.com/strategies/low-duration-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(% of Net Assets)
Ford Motor Credit Co. LLC	2.3%
First American Treasury Obligations Fund	1.3%
BNP Paribas SA	1.1%
Bank of Ireland Group PLC	1.1%
ING Groep NV	1.1%
General Motors Financial Co., Inc.	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.0%
Commerzbank AG	1.0%
Societe Generale SA	0.9%
CaixaBank SA	0.8%
Security Type Breakdown (% of Net Assets)
Industry Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.muzinichusfunds.com/strategies/low-duration-fund.
Muzinich Low Duration Fund	PAGE 1	TSR-SAR-74316P132

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Muzinich & Co., Inc. documents not be householded, please contact Muzinich & Co., Inc. at 1-855-MUZINICH (1-855-689-4642), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Muzinich & Co., Inc. or your financial intermediary.
Muzinich Low Duration Fund	PAGE 2	TSR-SAR-74316P132

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Muzinich Dynamic Income Fund
Muzinich Flexible U.S. High Yield Income Fund
Muzinich Low Duration Fund
Core Financial Statements
June 30, 2025 (Unaudited)

Muzinich Dynamic Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

		Par	Value
CORPORATE BONDS - 88.3%
Aerospace/Defense - 0.8%
Axon Enterprise, Inc., 6.25%, 03/15/2033(a)		$150,000	$154,939
Czechoslovak Group AS, 5.25%, 01/10/2031	EUR	175,000	209,749
Embraer Netherlands Finance BV, 5.98%, 02/11/2035		470,000	484,770
TransDigm, Inc., 6.63%, 03/01/2032(a)		500,000	518,442
			1,367,900
Agency - 0.5%
Indian Railway Finance Corp. Ltd., 3.57%, 01/21/2032		850,000	782,957
Airlines - 1.1%
AS Mileage Plan IP Ltd., 5.31%, 10/20/2031(a)		75,000	73,830
Delta Air Lines, Inc., 5.25%, 07/10/2030		650,000	654,783
OneSky Flight LLC, 8.88%, 12/15/2029(a)		350,000	364,751
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 7.88%, 05/01/2027(a)		775,000	780,449
			1,873,813
Automotive & Auto Parts - 3.5%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(a)		275,000	281,456
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/2030(a)		150,000	155,746
Ford Motor Credit Co. LLC
4.00%, 11/13/2030		550,000	501,949
6.05%, 11/05/2031		300,000	298,382
7.12%, 11/07/2033		650,000	675,008
General Motors Financial Co., Inc., 5.60%, 06/18/2031		410,000	418,152
Harley-Davidson Financial Services, Inc., 4.00%, 03/12/2030	EUR	175,000	207,915
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/2028	EUR	300,000	357,738
LKQ Dutch Bond BV, 4.13%, 03/13/2031	EUR	275,000	329,722
Phinia, Inc.
6.75%, 04/15/2029(a)		650,000	671,608
6.63%, 10/15/2032(a)		400,000	406,320
RCI Banque SA, 4.13%, 04/04/2031	EUR	275,000	330,816
Stellantis NV, 2.75%, 04/01/2032	EUR	325,000	355,188
Volkswagen International Finance NV
3.88% to 06/14/2027 then 10 yr. Swap Rate EUR + 3.37%, Perpetual	EUR	200,000	234,417
4.63% to 06/27/2028 then 10 yr. Swap Rate EUR + 3.98%, Perpetual	EUR	100,000	118,201
ZF North America Capital, Inc., 7.13%, 04/14/2030(a)		325,000	318,088
			5,660,706
Banking - 10.4%
ABN AMRO Bank NV, 4.75% to 09/22/2027 then 5 yr. Swap Rate EUR + 3.90%, Perpetual	EUR	500,000	587,946
AIB Group PLC, 2.88% to 05/30/2026 then 5 yr. Swap Rate EUR + 3.30%, 05/30/2031	EUR	730,000	858,548
Banco BPM SpA, 3.88% to 09/09/2029 then 3 mo. EURIBOR + 1.47%, 09/09/2030	EUR	690,000	831,793
Banco de Sabadell SA, 5.00% to 11/19/2027 then 5 yr. Swap Rate EUR + 5.17%, Perpetual	EUR	600,000	708,981

The accompanying notes are an integral part of these financial statements.

1

Muzinich Dynamic Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - (Continued)
Bancolombia SA, 6.91% to 10/18/2027 then 5 yr. CMT Rate + 2.93%, 10/18/2027		$500,000	$514,614
Banque Federative du Credit Mutuel SA, 4.00% to 01/15/2030 then 5 yr. Swap Rate EUR + 1.75%, 01/15/2035	EUR	600,000	716,542
Barclays PLC, 5.37% to 02/25/2030 then SOFR + 1.23%, 02/25/2031		825,000	842,573
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039		650,000	672,307
BPCE SA, 1.50% to 01/13/2027 then 5 yr. Swap Rate EUR + 1.75%, 01/13/2042	EUR	400,000	459,496
Commerzbank AG
4.00% to 12/05/2025 then 5 yr. Swap Rate EUR + 4.35%, 12/05/2030	EUR	200,000	236,220
1.38% to 12/29/2026 then 5 yr. Swap Rate EUR + 1.73%, 12/29/2031	EUR	600,000	690,049
4.88% to 10/16/2029 then 5 yr. Swap Rate EUR + 2.15%, 10/16/2034	EUR	100,000	122,974
Deutsche Bank AG, 3.38% to 02/13/2030 then 3 mo. EURIBOR + 1.25%, 02/13/2031	EUR	200,000	236,183
Erste Group Bank AG, 3.38% to 04/15/2027 then 5 yr. Swap Rate EUR + 3.43%, Perpetual	EUR	600,000	687,657
Eurobank SA, 4.00% to 09/24/2029 then 1 yr. Swap Rate EUR + 1.80%, 09/24/2030	EUR	200,000	241,973
First Abu Dhabi Bank PJSC, 6.32% to 04/04/2029 then 5 yr. CMT Rate + 1.70%, 04/04/2034		750,000	773,707
Hamburg Commercial Bank AG, 4.50%, 07/24/2028	EUR	300,000	365,563
HSBC Holdings PLC
6.36% to 11/16/2027 then 5 yr. Swap Rate EUR + 3.30%, 11/16/2032	EUR	345,000	436,411
4.60% to 03/22/2030 then 5 yr. Swap Rate EUR + 1.85%, 03/22/2035	EUR	150,000	183,459
Ibercaja Banco SA, 4.13% to 08/18/2031 then 5 yr. Swap Rate EUR + 1.90%, 08/18/2036	EUR	600,000	702,738
ING Groep NV, 1.00% to 11/16/2027 then 5 yr. Swap Rate EUR + 1.15%, 11/16/2032	EUR	600,000	675,639
JPMorgan Chase & Co., 4.60% to 10/22/2029 then SOFR + 1.04%, 10/22/2030		650,000	652,041
KBC Group NV, 0.63% to 12/07/2026 then 5 yr. Swap Rate EUR + 0.95%, 12/07/2031	EUR	400,000	457,583
Mizuho Financial Group, Inc., 5.58% to 05/26/2034 then 1 yr. CMT Rate + 1.30%, 05/26/2035		1,100,000	1,129,740
Nationwide Building Society, 4.38% to 04/16/2029 then 5 yr. Swap Rate EUR + 1.65%, 04/16/2034	EUR	550,000	668,882
Piraeus Bank SA, 4.63% to 07/17/2028 then EURIBOR ICE Swap Rate + 1.72%, 07/17/2029	EUR	225,000	276,269
Powszechna Kasa Oszczednosci Bank Polski SA, 4.50% to 03/27/2027 then 3 mo. EURIBOR + 1.60%, 03/27/2028	EUR	550,000	663,459
Standard Chartered PLC, 1.20% to 09/23/2026 then 5 yr. Swap Rate EUR + 1.55%, 09/23/2031	EUR	580,000	667,452
UniCredit SpA, 3.88% to 06/03/2027 then 5 yr. Swap Rate EUR + 4.08%, Perpetual	EUR	500,000	579,038
Volksbank Wien AG, 5.75% to 06/21/2029 then 5 yr. Swap Rate EUR + 3.10%, 06/21/2034	EUR	200,000	244,441
			16,884,278

The accompanying notes are an integral part of these financial statements.

2

Muzinich Dynamic Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Broadcasting - 0.8%
Pinewood Finco PLC, 6.00%, 03/27/2030	GBP	300,000	$408,114
Sinclair Television Group, Inc., 8.13%, 02/15/2033(a)		125,000	126,621
TEGNA, Inc., 4.63%, 03/15/2028		550,000	536,566
Warnermedia Holdings, Inc., 4.05%, 03/15/2029		200,000	163,000
			1,234,301
Building Materials - 0.8%
Quikrete Holdings, Inc.
6.38%, 03/01/2032(a)		175,000	180,329
6.75%, 03/01/2033(a)		325,000	335,555
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)		775,000	794,634
			1,310,518
Cable/Satellite TV - 1.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 05/01/2026(a)		400,000	400,103
Charter Communications Operating LLC / Charter Communications Operating Capital
6.55%, 06/01/2034		475,000	507,141
6.38%, 10/23/2035		400,000	420,321
Comcast Corp., 5.65%, 06/01/2054		325,000	316,657
Cox Communications, Inc., 5.95%, 09/01/2054(a)		525,000	488,442
			2,132,664
Capital Goods - 2.3%
Amsted Industries, Inc., 6.38%, 03/15/2033(a)		250,000	254,333
Ingersoll Rand, Inc., 5.45%, 06/15/2034		300,000	308,454
KION Group AG, 4.00%, 11/20/2029	EUR	510,000	608,638
Pentair Finance Sarl, 5.90%, 07/15/2032		375,000	392,105
Regal Rexnord Corp., 6.05%, 04/15/2028		1,025,000	1,056,567
Terex Corp., 6.25%, 10/15/2032(a)		350,000	350,940
Trane Technologies Financing Ltd., 5.10%, 06/13/2034		300,000	304,563
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030		450,000	456,382
			3,731,982
Chemicals - 0.6%
IMCD NV, 4.88%, 09/18/2028	EUR	500,000	621,399
Olin Corp., 6.63%, 04/01/2033(a)		300,000	295,257
			916,656
Consumer-Products - 0.3%
Whirlpool Corp.
6.13%, 06/15/2030		225,000	226,920
6.50%, 06/15/2033		300,000	301,102
			528,022
Containers - 0.4%
Berry Global, Inc., 5.65%, 01/15/2034		675,000	696,858

The accompanying notes are an integral part of these financial statements.

3

Muzinich Dynamic Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Diversified Financial Services - 10.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.15%, 09/30/2030		$575,000	$613,708
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056		250,000	249,412
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029		325,000	330,805
Azorra Finance Ltd., 7.25%, 01/15/2031(a)		250,000	255,720
Boost Newco Borrower LLC, 7.50%, 01/15/2031(a)		925,000	982,587
Bread Financial Holdings, Inc., 9.75%, 03/15/2029(a)		50,000	53,882
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)		475,000	476,114
DAE Funding LLC, 3.38%, 03/20/2028		900,000	866,551
Dcli Bidco LLC, 7.75%, 11/15/2029(a)		475,000	481,709
Esic Sukuk Ltd., 5.83%, 02/14/2029		810,000	823,398
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/2032(a)		775,000	801,102
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(a)		125,000	125,735
Goldman Sachs Group, Inc.
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032		825,000	720,535
5.73% to 01/28/2055 then SOFR + 1.70%, 01/28/2056		775,000	776,742
HLD Europe SCA, 4.13%, 04/02/2030	EUR	250,000	300,969
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/2027		800,000	775,725
JAB Holdings BV, 4.38%, 04/25/2034	EUR	600,000	720,114
MDGH GMTN RSC Ltd., 2.88%, 11/07/2029		880,000	826,861
Morgan Stanley
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030		500,000	510,570
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034		300,000	305,118
5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035		450,000	460,153
4.10% to 05/22/2035 then 3 mo. EURIBOR + 1.55%, 05/22/2036	EUR	300,000	361,872
Motability Operations Group PLC, 3.88%, 01/24/2034	EUR	510,000	610,421
Nasdaq, Inc., 5.55%, 02/15/2034		725,000	756,557
PennyMac Financial Services, Inc.
7.88%, 12/15/2029(a)		150,000	159,394
7.13%, 11/15/2030(a)		550,000	570,259
6.88%, 02/15/2033(a)		400,000	410,500
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)		350,000	362,855
Rocket Cos., Inc., 6.38%, 08/01/2033(a)		300,000	307,061
SoftBank Group Corp., 6.75%, 07/08/2029		800,000	817,609
Tikehau Capital SCA, 4.25%, 04/08/2031	EUR	900,000	1,074,609
			16,888,647
Diversified Media - 0.2%
RAI-Radiotelevisione Italiana SpA, 4.38%, 07/10/2029	EUR	200,000	244,797
Snap, Inc., 6.88%, 03/01/2033(a)		75,000	76,972
			321,769
Energy - 7.9%
Aker BP ASA, 4.00%, 05/29/2032	EUR	730,000	867,118
BP Capital Markets BV, 4.32%, 05/12/2035	EUR	510,000	629,227
Buckeye Partners LP, 6.75%, 02/01/2030(a)		175,000	181,787

The accompanying notes are an integral part of these financial statements.

4

Muzinich Dynamic Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Cheniere Energy Partners LP
5.95%, 06/30/2033		$325,000	$339,473
5.55%, 10/30/2035(a)		425,000	428,692
Civitas Resources, Inc., 5.00%, 10/15/2026(a)		400,000	395,172
DT Midstream, Inc., 4.13%, 06/15/2029(a)		475,000	459,062
Empresa Nacional del Petroleo, 5.95%, 07/30/2034		325,000	329,219
Energy Transfer LP, 6.20%, 04/01/2055		325,000	320,253
Enterprise Products Operating LLC, 5.55%, 02/16/2055		575,000	555,628
EQT Corp.
4.50%, 01/15/2029(a)		900,000	889,047
4.75%, 01/15/2031(a)		372,000	366,476
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036		1,400,000	1,191,963
Hess Corp., 5.60%, 02/15/2041		250,000	248,837
Hess Midstream Operations LP, 5.88%, 03/01/2028(a)		300,000	304,669
Rockies Express Pipeline LLC, 6.75%, 03/15/2033(a)		100,000	104,451
Shell International Finance BV, 1.75%, 09/10/2052	GBP	800,000	494,230
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 01/15/2028(a)		250,000	248,680
6.00%, 12/31/2030(a)		325,000	319,207
Targa Resources Corp., 6.50%, 03/30/2034		450,000	483,891
TotalEnergies SE, 4.12% to 02/19/2030 then 5 yr. Swap Rate EUR + 1.86%, Perpetual	EUR	575,000	685,198
Var Energi ASA
5.88%, 05/22/2030(a)		340,000	348,488
3.88%, 03/12/2031	EUR	275,000	325,525
7.86% to 02/15/2029 then 5 yr. Swap Rate EUR + 4.77%, 11/15/2083	EUR	250,000	323,937
Venture Global LNG, Inc., 8.13%, 06/01/2028(a)		1,000,000	1,034,369
Venture Global Plaquemines LNG LLC, 6.75%, 01/15/2036(a)		200,000	200,000
Vivo Energy Investments BV, 5.13%, 09/24/2027		400,000	392,781
Wintershall Dea Finance 2 BV, 3.00% to 01/20/2029 then 5 yr. Swap Rate EUR + 3.32%, Perpetual	EUR	300,000	332,433
			12,799,813
Environmental - 0.7%
Currenta Group Holdings Sarl, 5.50%, 05/15/2030	EUR	425,000	512,268
GFL Environmental, Inc., 3.50%, 09/01/2028(a)		500,000	482,591
Waste Pro USA, Inc., 7.00%, 02/01/2033(a)		75,000	78,027
			1,072,886
Food & Drug Retail - 0.4%
Cencosud SA, 5.95%, 05/28/2031		620,000	640,286
Food/Beverage/Tobacco - 5.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036		350,000	341,761
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029(a)		475,000	481,895

The accompanying notes are an integral part of these financial statements.

5

Muzinich Dynamic Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Food/Beverage/Tobacco - (Continued)
Barry Callebaut Services NV
3.75%, 02/19/2028	EUR	200,000	$237,889
4.25%, 08/19/2031	EUR	100,000	118,592
Constellation Brands, Inc., 4.80%, 05/01/2030		600,000	605,156
Flora Food Management BV, 6.88%, 07/02/2029	EUR	900,000	1,077,913
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 04/15/2029(a)		500,000	546,705
INDOFOOD CBP SUKSE 3.398% SNR 09/06/31 USD1000, 3.40%, 06/09/2031		860,000	789,742
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co.
5.50%, 01/15/2036(a)		225,000	225,913
6.25%, 03/01/2056(a)		850,000	854,114
6.38%, 04/15/2066(a)		250,000	251,462
Mars, Inc.
5.20%, 03/01/2035(a)		925,000	935,960
5.70%, 05/01/2055(a)		475,000	474,820
NBM US Holdings, Inc., 6.63%, 08/06/2029		600,000	604,652
Roquette Freres SA, 3.77%, 11/25/2031	EUR	700,000	820,967
			8,367,541
Gaming - 0.3%
FDJ UNITED, 3.63%, 11/21/2036	EUR	400,000	463,745
Healthcare - 5.1%
Bayer AG, 7.00% to 12/25/2031 then 5 yr. Swap Rate EUR + 3.90%, 09/25/2083	EUR	500,000	634,701
Cardinal Health, Inc., 5.35%, 11/15/2034		575,000	586,622
CVS Health Corp.
5.70%, 06/01/2034		425,000	437,993
6.75% to 12/10/2034 then 5 yr. CMT Rate + 2.52%, 12/10/2054		550,000	551,401
GE HealthCare Technologies, Inc., 5.50%, 06/15/2035		450,000	461,192
GlaxoSmithKline Capital PLC, 4.25%, 12/18/2045	GBP	425,000	479,169
Grifols SA, 7.13%, 05/01/2030	EUR	550,000	674,326
HCA, Inc., 5.25%, 06/15/2049		625,000	556,860
LifePoint Health, Inc., 8.38%, 02/15/2032(a)		450,000	479,998
Nidda Healthcare Holding GmbH, 5.63%, 02/21/2030	EUR	675,000	812,118
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032		575,000	581,057
Pfizer, Inc., 2.74%, 06/15/2043	GBP	575,000	527,574
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(a)		400,000	400,539
UnitedHealth Group, Inc., 5.30%, 06/15/2035		200,000	203,968
US Acute Care Solutions LLC, 9.75%, 05/15/2029(a)		375,000	387,226
Werfen SA/Spain, 4.25%, 05/03/2030	EUR	400,000	492,039
			8,266,783
Homebuilders/Real Estate - 3.1%
American Tower Corp., 5.45%, 02/15/2034		650,000	669,662
CTP NV, 4.75%, 02/05/2030	EUR	500,000	618,028
Goodman US Finance Six LLC, 5.13%, 10/07/2034		425,000	423,971

The accompanying notes are an integral part of these financial statements.

6

Muzinich Dynamic Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Homebuilders/Real Estate - (Continued)
Hammerson PLC, 5.88%, 10/08/2036	GBP	400,000	$542,378
Heimstaden Bostad AB, 1.13%, 01/21/2026	EUR	150,000	174,686
Heimstaden Bostad Treasury BV, 1.00%, 04/13/2028	EUR	440,000	489,110
MasTec, Inc., 4.50%, 08/15/2028(a)		190,000	187,477
P3 Group Sarl, 4.63%, 02/13/2030	EUR	250,000	306,992
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(a)		200,000	205,635
Service Properties Trust, 5.50%, 12/15/2027		500,000	495,712
TAG Immobilien AG, 4.25%, 03/04/2030	EUR	300,000	362,890
VIA Outlets BV, 1.75%, 11/15/2028	EUR	495,000	558,108
			5,034,649
Insurance - 2.0%
Athora Netherlands NV, 5.38% to 08/31/2027 then 5 yr. Swap Rate EUR + 4.01%, 08/31/2032	EUR	475,000	577,730
Brown & Brown, Inc., 5.55%, 06/23/2035		675,000	688,367
Cathaylife Singapore Pte Ltd., 5.95%, 07/05/2034		850,000	874,734
Dai-ichi Life Insurance Co. Ltd., 6.20% to 01/16/2035 then 5 yr. CMT Rate + 2.52%, Perpetual		200,000	202,315
Rothesay Life PLC, 7.02%, 12/10/2034	GBP	310,000	445,176
Zurich Finance Ireland Designated Activity Co., 5.13% to 11/23/2032 then UK Government Bonds 5 Year Note Generic Bid Yield + 4.10%, 11/23/2052	GBP	300,000	404,341
			3,192,663
Leisure - 1.4%
Carnival Corp.
6.00%, 05/01/2029(a)		500,000	505,527
6.13%, 02/15/2033(a)		300,000	307,138
NCL Corp. Ltd., 6.75%, 02/01/2032(a)		350,000	358,522
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(a)		471,000	480,227
Vail Resorts, Inc., 5.63%, 07/15/2030(a)		250,000	251,250
VOC Escrow Ltd., 5.00%, 02/15/2028(a)		400,000	398,159
			2,300,823
Metals/Mining - 1.8%
AngloGold Ashanti Holdings PLC, 6.50%, 04/15/2040		400,000	412,153
Capstone Copper Corp., 6.75%, 03/31/2033(a)		75,000	76,845
Corp. Nacional del Cobre de Chile
5.95%, 01/08/2034		500,000	510,767
6.44%, 01/26/2036		300,000	314,484
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/2029		985,000	1,024,765
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/2031		400,000	409,806
Novelis Corp., 6.88%, 01/30/2030(a)		150,000	155,422
			2,904,242
Paper - 0.7%
Inversiones CMPC SA, 6.13%, 06/23/2033		600,000	617,977
Suzano Austria GmbH, 3.75%, 01/15/2031		500,000	468,633
			1,086,610

The accompanying notes are an integral part of these financial statements.

7

Muzinich Dynamic Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Railroads - 0.1%
Rumo Luxembourg Sarl, 5.25%, 01/10/2028		$200,000	$197,826
Restaurants - 0.5%
Arcos Dorados BV, 6.38%, 01/29/2032		400,000	415,100
McDonald’s Corp., 4.95%, 03/03/2035		400,000	399,434
			814,534
Services - 2.4%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)		550,000	575,333
Amber Finco PLC, 6.63%, 07/15/2029	EUR	225,000	277,801
Beacon Mobility Corp., 7.25%, 08/01/2030(a)		275,000	280,896
Herc Holdings, Inc., 7.00%, 06/15/2030(a)		100,000	104,457
IPSOS SA, 3.75%, 01/22/2030	EUR	200,000	239,347
Paychex, Inc., 5.10%, 04/15/2030		475,000	486,578
Rentokil Terminix Funding LLC, 5.00%, 04/28/2030(a)		575,000	579,152
TriNet Group, Inc., 7.13%, 08/15/2031(a)		400,000	415,802
United Rentals North America, Inc., 6.00%, 12/15/2029(a)		550,000	563,669
WESCO Distribution, Inc., 6.38%, 03/15/2033(a)		75,000	77,598
Williams Scotsman, Inc., 6.63%, 04/15/2030(a)		225,000	233,899
			3,834,532
Steel - 0.7%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/2028		612,000	619,751
Gerdau Trade, Inc., 5.75%, 06/09/2035		500,000	500,975
			1,120,726
Super Retail - 2.2%
AA Bond Co. Ltd., 6.85%, 07/31/2031	GBP	250,000	356,070
Beach Acquisition Bidco LLC, 5.25%, 07/15/2032	EUR	125,000	148,591
Home Depot, Inc., 4.95%, 06/25/2034		325,000	329,129
ITM Entreprises SASU, 4.13%, 01/29/2030	EUR	500,000	598,673
Lowe’s Cos., Inc.
5.15%, 07/01/2033		425,000	433,996
5.63%, 04/15/2053		525,000	505,992
Magnera Corp., 7.25%, 11/15/2031(a)		625,000	588,828
REWE International Finance BV, 4.88%, 09/13/2030	EUR	500,000	631,652
			3,592,931
Technology - 8.9%
Apple, Inc., 3.60%, 07/31/2042	GBP	375,000	419,383
Broadcom, Inc.
3.47%, 04/15/2034(a)		375,000	335,223
3.14%, 11/15/2035(a)		525,000	443,227
Cloud Software Group, Inc., 6.50%, 03/31/2029(a)		375,000	378,741
CoreWeave, Inc., 9.25%, 06/01/2030(a)		175,000	179,010
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(a)		950,000	996,304

The accompanying notes are an integral part of these financial statements.

8

Muzinich Dynamic Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Technology - (Continued)
Foundry JV Holdco LLC
5.50%, 01/25/2031(a)		$650,000	$667,010
6.15%, 01/25/2032(a)		525,000	552,790
6.10%, 01/25/2036(a)		425,000	440,149
Gen Digital, Inc., 6.25%, 04/01/2033(a)		150,000	154,422
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029		775,000	770,834
5.00%, 10/15/2034		575,000	558,338
5.60%, 10/15/2054		953,000	883,560
Insight Enterprises, Inc., 6.63%, 05/15/2032(a)		350,000	360,868
Intel Corp., 5.13%, 02/10/2030		725,000	741,476
LG Energy Solution Ltd.
5.75%, 09/25/2028		670,000	685,174
5.88%, 04/02/2035		200,000	199,697
Micron Technology, Inc., 5.65%, 11/01/2032		400,000	415,860
Oracle Corp., 4.38%, 05/15/2055		750,000	587,989
Prysmian SpA, 3.63%, 11/28/2028	EUR	290,000	348,336
Rocket Software, Inc., 9.00%, 11/28/2028(a)		750,000	773,533
SK Hynix, Inc., 6.50%, 01/17/2033		1,100,000	1,189,735
TDF Infrastructure SASU
5.63%, 07/21/2028	EUR	500,000	628,109
4.13%, 10/23/2031	EUR	400,000	477,483
Techem Verwaltungsgesellschaft 675 mbH, 4.63%, 07/15/2032	EUR	250,000	291,584
Teleperformance SE, 5.75%, 11/22/2031	EUR	700,000	888,643
			14,367,478
Telecommunications - 4.0%
Bharti Airtel Ltd., 3.25%, 06/03/2031		900,000	835,011
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029(a)		450,000	452,875
eircom Finance DAC, 2.63%, 02/15/2027	EUR	400,000	465,026
Level 3 Financing, Inc., 6.88%, 06/30/2033(a)		325,000	330,863
Matterhorn Telecom SA, 5.25%, 07/31/2028	CHF	400,000	521,429
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/2029		500,000	510,370
TDC Net AS, 5.19%, 08/02/2029	EUR	250,000	308,387
T-Mobile USA, Inc.
5.05%, 07/15/2033		700,000	705,099
5.75%, 01/15/2054		725,000	711,939
Verizon Communications, Inc., 5.05%, 05/09/2033		400,000	405,822
Vmed O2 UK Financing I PLC, 4.00%, 01/31/2029	GBP	650,000	831,478
Vodafone Group PLC, 5.13%, 12/02/2052	GBP	300,000	346,611
			6,424,910
Transportation Excluding Air/Rail - 1.7%
Abertis Infraestructuras Finance BV, 4.87% to 02/28/2030 then 5 yr. Swap Rate EUR + 2.62%, Perpetual	EUR	200,000	241,333
Heathrow Finance PLC, 3.88%, 03/01/2027(b)	GBP	550,000	732,967

The accompanying notes are an integral part of these financial statements.

9

Muzinich Dynamic Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Transportation Excluding Air/Rail - (Continued)
International Distribution Services PLC
5.25%, 09/14/2028	EUR	415,000	$519,345
7.38%, 09/14/2030	GBP	660,000	952,850
United Parcel Service, Inc., 5.50%, 05/22/2054		400,000	389,128
			2,835,623
Utilities - 5.8%
Alpha Generation LLC, 6.75%, 10/15/2032(a)		550,000	567,065
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/2032	EUR	475,000	576,529
Calpine Corp., 5.13%, 03/15/2028(a)		850,000	849,456
Chile Electricity Lux Mpc II Sarl, 5.58%, 10/20/2035		488,753	490,952
Consolidated Edison Co. of New York, Inc., 5.50%, 03/15/2055		650,000	631,796
ContourGlobal Power Holdings SA, 5.00%, 02/28/2030	EUR	500,000	595,173
Electricite de France SA, 2.88% to 03/15/2027 then 5 yr. Swap Rate EUR + 3.37%, Perpetual	EUR	600,000	696,749
Iren SpA, 3.63%, 09/23/2033	EUR	440,000	520,203
Lightning Power LLC, 7.25%, 08/15/2032(a)		775,000	815,519
National Central Cooling Co. PJSC, 2.50%, 10/21/2027		650,000	618,881
Niagara Energy SAC, 5.75%, 10/03/2034		500,000	495,672
PSEG Power LLC, 5.75%, 05/15/2035(a)		750,000	772,825
Redexis SA, 4.38%, 05/30/2031	EUR	400,000	484,146
Stedin Holding NV, 3.38%, 02/12/2037	EUR	250,000	289,118
Terega SA, 4.00%, 09/17/2034	EUR	300,000	357,950
Vistra Operations Co. LLC, 6.95%, 10/15/2033(a)		500,000	549,369
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/2031(a)		50,000	53,366
			9,364,769
TOTAL CORPORATE BONDS (Cost $136,625,331)			143,014,441
CONVERTIBLE BONDS - 4.0%
Banking - 4.0%
ABN AMRO Bank NV, 5.13% to 02/22/2028 then 5 yr. Swap Rate EUR + 2.45%, 02/22/2033	EUR	500,000	615,837
Arbejdernes Landsbank AS, 3.63% to 03/05/2029 then 3 mo. EURIBOR + 1.45%, 03/05/2030	EUR	400,000	474,476
Bank of Ireland Group PLC, 4.75% to 08/10/2029 then 5 yr. Swap Rate EUR + 1.85%, 08/10/2034	EUR	330,000	404,480
Bayerische Landesbank, 1.00% to 09/23/2026 then 5 yr. Swap Rate EUR + 1.35%, 09/23/2031	EUR	600,000	689,828
CaixaBank SA, 6.13% to 05/30/2029 then 5 yr. Swap Rate EUR + 3.00%, 05/30/2034	EUR	800,000	1,027,316
Lloyds Banking Group PLC, 1.99% to 12/15/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.60%, 12/15/2031	GBP	730,000	964,604
Nationwide Building Society
4.00% to 07/30/2030 then 5 yr. Swap Rate EUR + 1.85%, 07/30/2035	EUR	200,000	238,227
3.77% to 01/27/2035 then 3 mo. EURIBOR + 1.23%, 01/27/2036	EUR	300,000	356,594

The accompanying notes are an integral part of these financial statements.

10

Muzinich Dynamic Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CONVERTIBLE BONDS - (Continued)
Banking - (Continued)
NatWest Group PLC, 3.72% to 02/25/2030 then 5 yr. Swap Rate EUR + 1.40%, 02/25/2035	EUR	150,000	$176,432
UniCredit SpA, 5.86% to 06/19/2027 then 5 yr. Mid Swap Rate USD + 3.70%, 06/19/2032		600,000	604,870
Virgin Money UK PLC, 5.13% to 12/11/2025 then UK Government Bonds 5 Year Note Generic Bid Yield + 5.25%, 12/11/2030	GBP	660,000	905,568
			6,458,232
TOTAL CONVERTIBLE BONDS (Cost $5,974,341)			6,458,232
COLLATERALIZED LOAN OBLIGATIONS - 3.7%
Aqueduct European CLO, Series 2024-10X, Class A, 4.03% (3 mo. EURIBOR + 1.28%), 01/18/2039	EUR	1,000,000	1,177,369
Ares European CLO, Series 21X, Class A, 3.67% (3 mo. EURIBOR + 1.22%), 04/15/2038	EUR	700,000	824,567
Avoca CLO, Series 32X, Class A1, 3.33% (3 mo. EURIBOR + 1.17%), 04/15/2039	EUR	700,000	822,246
Blackrock European Clo XIII DAC, Series 15X, Class A, 3.87% (3 mo. EURIBOR + 1.29%), 01/28/2038	EUR	1,700,000	2,005,226
Ravensdale Park CLO, Series 1X, Class A, 3.45% (3 mo. EURIBOR + 1.17%), 04/25/2038	EUR	300,000	352,679
RRE Loan Management, Series 24X, Class A1, 3.53% (3 mo. EURIBOR + 1.16%), 04/15/2040	EUR	700,000	821,377
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,382,371)			6,003,464
BANK LOANS - 0.0%(c)
Technology - 0.0%(c)
Constant Contact, Inc., First Lien, 8.56% (3 mo. Term SOFR + 4.00%), 02/10/2028		12	11
TOTAL BANK LOANS (Cost $12)			11
		Shares
SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
First American Treasury Obligations Fund - Class X, 4.24%(d)		3,524,714	3,524,714
TOTAL SHORT-TERM INVESTMENTS (Cost $3,524,714)			3,524,714
TOTAL INVESTMENTS - 98.2% (Cost $151,506,769)			$159,000,862
Other Assets in Excess of Liabilities - 1.8%			2,858,411
TOTAL NET ASSETS - 100.0%			$161,859,273

The accompanying notes are an integral part of these financial statements.

11

Muzinich Dynamic Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
GMTN - Global Medium-Term Note
LLC - Limited Liability Company
LP - Limited Partnership
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $38,913,534 or 24.0% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

12

Muzinich Dynamic Income Fund
Schedule of Futures Contracts
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	130	09/19/2025	$14,576,250	$153,663
Net Unrealized Appreciation (Depreciation)				$153,663

The accompanying notes are an integral part of these financial statements.

13

Muzinich Dynamic Income Fund
Schedule of Forward Currency Contracts
June 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	09/17/2025	EUR	1,400,000	USD	1,625,442	$32,504
U.S. Bancorp Investments, Inc.	09/17/2025	GBP	1,500,000	USD	2,053,322	6,717
U.S. Bancorp Investments, Inc.	09/17/2025	USD	492,231	CHF	400,000	(17,008)
U.S. Bancorp Investments, Inc.	09/17/2025	USD	51,968,946	EUR	45,200,000	(1,559,036)
U.S. Bancorp Investments, Inc.	09/17/2025	USD	10,816,448	GBP	8,000,000	(170,422)
Net Unrealized Appreciation (Depreciation)						$(1,707,245)

CHF - Swiss Franc
EUR - Euro
GBP - British Pound
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

14

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 91.9%
Aerospace/Defense - 2.6%
Axon Enterprise, Inc., 6.25%, 03/15/2033(a)	$100,000	$103,293
Bombardier, Inc.
7.25%, 07/01/2031(a)	150,000	157,738
7.00%, 06/01/2032(a)	125,000	130,361
Spirit AeroSystems, Inc., 9.38%, 11/30/2029(a)	250,000	265,536
TransDigm, Inc.
6.38%, 03/01/2029(a)	125,000	128,267
7.13%, 12/01/2031(a)	125,000	131,098
6.63%, 03/01/2032(a)	125,000	129,610
6.00%, 01/15/2033(a)	375,000	376,870
6.38%, 05/31/2033(a)	200,000	200,967
		1,623,740
Airlines - 2.2%
Air Canada, 3.88%, 08/15/2026(a)	300,000	297,171
American Airlines, Inc., 8.50%, 05/15/2029(a)	175,000	183,554
OneSky Flight LLC, 8.88%, 12/15/2029(a)	300,000	312,644
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
7.88%, 05/01/2027(a)	300,000	302,109
9.50%, 06/01/2028(a)	150,000	154,286
6.38%, 02/01/2030(a)	100,000	92,840
		1,342,604
Automotive & Auto Parts - 2.8%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(a)	150,000	153,522
Dana, Inc., 4.50%, 02/15/2032	125,000	122,251
Ford Motor Credit Co. LLC, 5.92%, 03/20/2028	400,000	404,097
Goodyear Tire & Rubber Co., 5.25%, 07/15/2031	425,000	407,487
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/2029(a)	250,000	249,020
Phinia, Inc., 6.63%, 10/15/2032(a)	150,000	152,370
Tenneco, Inc., 8.00%, 11/17/2028(a)	275,000	272,234
		1,760,981
Broadcasting - 2.8%
Gray Media, Inc.
10.50%, 07/15/2029(a)	125,000	134,312
5.38%, 11/15/2031(a)	125,000	93,267
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	325,000	324,449
Sinclair Television Group, Inc., 8.13%, 02/15/2033(a)	275,000	278,567
Sirius XM Radio LLC, 4.00%, 07/15/2028(a)	275,000	264,316
TEGNA, Inc., 4.63%, 03/15/2028	193,000	188,286
Univision Communications, Inc.
8.00%, 08/15/2028(a)	250,000	253,894
4.50%, 05/01/2029(a)	150,000	136,472
Warnermedia Holdings, Inc., 4.05%, 03/15/2029	125,000	101,875
		1,775,438

The accompanying notes are an integral part of these financial statements.

15

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Building Materials - 1.3%
Builders FirstSource, Inc., 6.38%, 03/01/2034(a)	$175,000	$178,540
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)	75,000	71,476
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)	375,000	376,155
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	50,000	51,624
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)	125,000	128,167
		805,962
Cable/Satellite TV - 4.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029(a)	500,000	499,016
4.75%, 03/01/2030(a)	250,000	242,357
4.25%, 02/01/2031(a)	500,000	467,336
4.25%, 01/15/2034(a)	175,000	155,899
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	475,000	473,402
DISH Network Corp., 11.75%, 11/15/2027(a)	350,000	361,039
Midcontinent Communications, 8.00%, 08/15/2032(a)	375,000	397,338
		2,596,387
Capital Goods - 2.5%
Amsted Industries, Inc., 6.38%, 03/15/2033(a)	75,000	76,300
Calderys Financing LLC, 11.25%, 06/01/2028(a)	250,000	265,565
Chart Industries, Inc.
7.50%, 01/01/2030(a)	125,000	131,022
9.50%, 01/01/2031(a)	125,000	133,531
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030(a)	100,000	102,370
6.75%, 07/15/2031(a)	50,000	51,767
Hillenbrand, Inc., 6.25%, 02/15/2029	250,000	255,032
JB Poindexter & Co., Inc., 8.75%, 12/15/2031(a)	75,000	76,256
Patrick Industries, Inc., 6.38%, 11/01/2032(a)	175,000	175,554
Terex Corp., 6.25%, 10/15/2032(a)	300,000	300,806
		1,568,203
Chemicals - 1.1%
Compass Minerals International, Inc., 8.00%, 07/01/2030(a)	100,000	103,318
NOVA Chemicals Corp., 4.25%, 05/15/2029(a)	25,000	24,060
Olin Corp., 6.63%, 04/01/2033(a)	150,000	147,629
Olympus Water US Holding Corp., 9.75%, 11/15/2028(a)	200,000	210,859
WR Grace Holdings LLC
4.88%, 06/15/2027(a)	25,000	24,874
5.63%, 08/15/2029(a)	175,000	158,432
		669,172
Consumer-Products - 0.8%
Central Garden & Pet Co., 4.13%, 10/15/2030	125,000	118,105
Energizer Holdings, Inc., 4.75%, 06/15/2028(a)	200,000	194,932

The accompanying notes are an integral part of these financial statements.

16

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer-Products - (Continued)
Newell Brands, Inc., 6.63%, 05/15/2032	$225,000	$214,317
		527,354
Containers - 2.2%
Ball Corp., 6.00%, 06/15/2029	150,000	153,782
Canpack SA / Canpack US LLC, 3.88%, 11/15/2029(a)	500,000	467,845
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027(a)	50,000	50,891
9.25%, 04/15/2027(a)	250,000	248,431
OI European Group BV, 4.75%, 02/15/2030(a)	50,000	48,039
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)	150,000	153,900
Veritiv Operating Co., 10.50%, 11/30/2030(a)	250,000	271,049
		1,393,937
Diversified Financial Services - 8.6%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/01/2029(a)	450,000	460,787
Azorra Finance Ltd.
7.75%, 04/15/2030(a)	225,000	234,877
7.25%, 01/15/2031(a)	75,000	76,716
Block, Inc., 6.50%, 05/15/2032	125,000	129,057
Bread Financial Holdings, Inc., 9.75%, 03/15/2029(a)	225,000	242,469
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	200,000	198,284
9.25%, 07/01/2031(a)	300,000	316,038
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)	275,000	275,645
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	100,000	101,413
Fortress Transportation and Infrastructure Investors LLC
7.88%, 12/01/2030(a)	100,000	106,142
7.00%, 05/01/2031(a)	75,000	77,706
7.00%, 06/15/2032(a)	75,000	77,526
Freedom Mortgage Corp., 6.63%, 01/15/2027(a)	150,000	150,503
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(a)	75,000	75,441
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.00%, 06/15/2030	250,000	234,437
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031(a)	125,000	132,371
Nationstar Mortgage Holdings, Inc., 5.00%, 02/01/2026(a)	475,000	473,451
OneMain Finance Corp.
3.50%, 01/15/2027	125,000	122,399
3.88%, 09/15/2028	250,000	239,692
7.88%, 03/15/2030	150,000	159,357
PennyMac Financial Services, Inc.
7.88%, 12/15/2029(a)	75,000	79,697
6.88%, 02/15/2033(a)	225,000	230,906
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)	150,000	155,509
PRA Group, Inc., 8.38%, 02/01/2028(a)	225,000	231,047
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029(a)	150,000	157,848

The accompanying notes are an integral part of these financial statements.

17

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Diversified Financial Services - (Continued)
Rocket Cos., Inc.
6.13%, 08/01/2030(a)	$50,000	$50,957
6.38%, 08/01/2033(a)	100,000	102,354
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(a)	200,000	207,906
Star Leasing Co. LLC, 7.63%, 02/15/2030(a)	125,000	124,061
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(a)	125,000	124,760
		5,349,356
Diversified Media - 1.3%
Arches Buyer, Inc., 4.25%, 06/01/2028(a)	175,000	167,623
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027(a)	225,000	222,606
7.88%, 04/01/2030(a)	150,000	154,975
Match Group Holdings II LLC, 5.00%, 12/15/2027(a)	200,000	198,874
Snap, Inc., 6.88%, 03/01/2033(a)	50,000	51,315
		795,393
Energy - 6.8%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.88%, 06/30/2029(a)	125,000	125,295
6.63%, 10/15/2032(a)	175,000	178,205
Buckeye Partners LP, 6.75%, 02/01/2030(a)	75,000	77,909
Civitas Resources, Inc., 8.63%, 11/01/2030(a)	150,000	152,405
Crescent Energy Finance LLC, 9.25%, 02/15/2028(a)	250,000	260,386
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/2029(a)	125,000	129,811
EQT Corp.
7.50%, 06/01/2027(a)	50,000	50,920
7.50%, 06/01/2030(a)	75,000	82,464
4.75%, 01/15/2031(a)	75,000	73,886
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(a)	75,000	76,904
Harvest Midstream I LP, 7.50%, 09/01/2028(a)	500,000	508,914
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/2031(a)	225,000	217,862
Northern Oil & Gas, Inc., 8.13%, 03/01/2028(a)	75,000	75,717
Rockies Express Pipeline LLC
6.75%, 03/15/2033(a)	50,000	52,226
6.88%, 04/15/2040(a)	300,000	300,740
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(a)	500,000	491,087
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)	125,000	117,931
6.25%, 01/15/2030(a)	125,000	128,919
4.13%, 08/15/2031(a)	125,000	115,778
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)	250,000	258,592
9.50%, 02/01/2029(a)	250,000	272,514
8.38%, 06/01/2031(a)	250,000	259,871
Vital Energy, Inc., 9.75%, 10/15/2030	250,000	226,483
		4,234,819

The accompanying notes are an integral part of these financial statements.

18

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Entertainment - 0.1%
Caesars Entertainment, Inc., 4.63%, 10/15/2029(a)	$75,000	$71,655
Environmental - 0.1%
Waste Pro USA, Inc., 7.00%, 02/01/2033(a)	50,000	52,018
Food & Drug Retail - 0.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(a)	150,000	153,724
3.50%, 03/15/2029(a)	250,000	237,213
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029	175,000	185,669
		576,606
Food/Beverage/Tobacco - 2.1%
Chobani Holdco II LLC, 8.75% (or 9.50% PIK), 10/01/2029(a)	104,195	111,840
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 04/15/2029(a)	250,000	273,353
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(a)	275,000	285,102
Performance Food Group, Inc.
4.25%, 08/01/2029(a)	150,000	144,779
6.13%, 09/15/2032(a)	75,000	76,796
Post Holdings, Inc.
4.63%, 04/15/2030(a)	125,000	120,292
6.25%, 10/15/2034(a)	100,000	100,806
US Foods, Inc., 5.75%, 04/15/2033(a)	125,000	125,541
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(a)	75,000	73,554
		1,312,063
Gaming - 3.0%
Boyd Gaming Corp., 4.75%, 06/15/2031(a)	250,000	239,768
Caesars Entertainment, Inc., 6.50%, 02/15/2032(a)	175,000	179,623
Churchill Downs, Inc.
5.50%, 04/01/2027(a)	150,000	149,666
4.75%, 01/15/2028(a)	125,000	123,413
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/2029(a)	250,000	245,059
Light & Wonder International, Inc., 7.50%, 09/01/2031(a)	150,000	157,057
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc., 8.00%, 08/01/2030(a)	250,000	250,837
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033(a)	300,000	300,430
Station Casinos LLC, 4.63%, 12/01/2031(a)	250,000	234,327
		1,880,180
Healthcare - 6.7%
AdaptHealth LLC, 6.13%, 08/01/2028(a)	375,000	375,957
Bausch + Lomb Corp., 8.38%, 10/01/2028(a)	200,000	209,000
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027(a)	125,000	123,201
5.25%, 05/15/2030(a)	125,000	111,033

The accompanying notes are an integral part of these financial statements.

19

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Healthcare - (Continued)
DaVita, Inc.
3.75%, 02/15/2031(a)	$125,000	$113,769
6.88%, 09/01/2032(a)	150,000	155,526
Embecta Corp., 5.00%, 02/15/2030(a)	175,000	158,293
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(a)	50,000	53,008
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028(a)	275,000	290,719
Medline Borrower LP
3.88%, 04/01/2029(a)	250,000	239,974
5.25%, 10/01/2029(a)	150,000	148,923
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028(a)	200,000	192,482
Owens & Minor, Inc., 4.50%, 03/31/2029(a)	175,000	156,396
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	400,000	404,213
Prestige Brands, Inc., 3.75%, 04/01/2031(a)	175,000	161,342
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(a)	325,000	320,369
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(a)	175,000	175,236
Tenet Healthcare Corp.
5.13%, 11/01/2027	250,000	249,837
4.25%, 06/01/2029	250,000	242,588
US Acute Care Solutions LLC, 9.75%, 05/15/2029(a)	275,000	283,966
		4,165,832
Homebuilders/Real Estate - 10.1%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029(a)	250,000	237,736
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.63%, 01/15/2028(a)	250,000	251,172
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/2027(a)	150,000	146,006
7.75%, 12/01/2029(a)	50,000	53,119
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.25%, 09/15/2027(a)	250,000	249,073
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(a)	50,000	49,595
Cushman & Wakefield US Borrower LLC, 8.88%, 09/01/2031(a)	250,000	269,591
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(a)	400,000	398,761
Iron Mountain, Inc.
5.25%, 07/15/2030(a)	250,000	246,770
4.50%, 02/15/2031(a)	250,000	238,466
6.25%, 01/15/2033(a)	75,000	77,167
Kennedy-Wilson, Inc.
4.75%, 02/01/2030	100,000	91,680
5.00%, 03/01/2031	375,000	338,323
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 10/01/2025(a)	125,000	125,041
7.00%, 07/15/2031(a)	250,000	261,816
MasTec, Inc., 6.63%, 08/15/2029(a)	75,000	75,405
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.88%, 10/01/2028(a)	200,000	199,871
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(a)	175,000	179,930

The accompanying notes are an integral part of these financial statements.

20

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Homebuilders/Real Estate - (Continued)
RLJ Lodging Trust LP, 3.75%, 07/01/2026(a)	$300,000	$297,185
Service Properties Trust
5.25%, 02/15/2026	250,000	249,025
4.95%, 02/15/2027	250,000	246,951
5.50%, 12/15/2027	125,000	123,928
4.95%, 10/01/2029	375,000	327,516
4.38%, 02/15/2030	250,000	210,507
Star Holding LLC, 8.75%, 08/01/2031(a)	250,000	235,904
Starwood Property Trust, Inc.
3.63%, 07/15/2026(a)	125,000	123,247
4.38%, 01/15/2027(a)	125,000	123,983
7.25%, 04/01/2029(a)	125,000	131,592
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
10.50%, 02/15/2028(a)	219,000	232,473
6.50%, 02/15/2029(a)	250,000	241,898
XHR LP, 6.63%, 05/15/2030(a)	275,000	280,527
		6,314,258
Hotels - 0.3%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 4.88%, 07/01/2031(a)	175,000	161,379
Insurance - 2.0%
Acrisure LLC / Acrisure Finance, Inc.
4.25%, 02/15/2029(a)	250,000	240,132
7.50%, 11/06/2030(a)	225,000	232,573
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028(a)	250,000	254,101
7.00%, 01/15/2031(a)	250,000	258,766
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(a)	250,000	260,046
		1,245,618
Leisure - 1.2%
Carnival Corp., 6.13%, 02/15/2033(a)	225,000	230,353
NCL Corp. Ltd., 6.75%, 02/01/2032(a)	125,000	128,044
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(a)	107,000	109,096
Sabre GLBL, Inc., 11.13%, 07/15/2030(a)	75,000	78,376
Six Flags Entertainment Corp., 7.25%, 05/15/2031(a)	150,000	154,398
Vail Resorts, Inc., 5.63%, 07/15/2030(a)	50,000	50,250
		750,517
Metals/Mining - 3.4%
Alcoa Nederland Holding BV, 7.13%, 03/15/2031(a)	250,000	262,461
Capstone Copper Corp., 6.75%, 03/31/2033(a)	300,000	307,380
Constellium SE, 5.63%, 06/15/2028(a)	275,000	273,554
ERO Copper Corp., 6.50%, 02/15/2030(a)	300,000	298,783
First Quantum Minerals Ltd., 6.88%, 10/15/2027(a)	200,000	200,421

The accompanying notes are an integral part of these financial statements.

21

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Metals/Mining - (Continued)
Kaiser Aluminum Corp., 4.63%, 03/01/2028(a)	$300,000	$293,870
Mineral Resources Ltd.
9.25%, 10/01/2028(a)	250,000	256,138
8.50%, 05/01/2030(a)	150,000	149,337
Perenti Finance Pty Ltd., 6.50%, 10/07/2025(a)	95,047	95,046
		2,136,990
Publishing/Printing - 0.5%
Cimpress PLC, 7.38%, 09/15/2032(a)	275,000	262,911
McGraw-Hill Education, Inc., 7.38%, 09/01/2031(a)	50,000	52,051
		314,962
Restaurants - 0.5%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/2030(a)	175,000	163,247
Yum! Brands, Inc., 5.38%, 04/01/2032	150,000	150,258
		313,505
Services - 6.1%
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)	375,000	392,272
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/2028(a)	200,000	194,285
Beacon Mobility Corp., 7.25%, 08/01/2030(a)	200,000	204,288
Brink’s Co., 6.75%, 06/15/2032(a)	250,000	260,252
Garda World Security Corp.
4.63%, 02/15/2027(a)	275,000	273,458
8.25%, 08/01/2032(a)	275,000	282,418
Herc Holdings, Inc., 7.25%, 06/15/2033(a)	100,000	104,838
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028(a)	250,000	265,037
Neptune Bidco US, Inc., 9.29%, 04/15/2029(a)	175,000	169,522
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/2027(a)	200,000	193,660
RB Global Holdings, Inc.
6.75%, 03/15/2028(a)	150,000	154,063
7.75%, 03/15/2031(a)	125,000	131,633
TriNet Group, Inc.
3.50%, 03/01/2029(a)	250,000	235,026
7.13%, 08/15/2031(a)	125,000	129,938
United Rentals North America, Inc., 3.75%, 01/15/2032	225,000	206,834
WESCO Distribution, Inc.
7.25%, 06/15/2028(a)	125,000	126,661
6.38%, 03/15/2029(a)	125,000	128,771
6.63%, 03/15/2032(a)	150,000	155,433
6.38%, 03/15/2033(a)	50,000	51,732
Williams Scotsman, Inc., 6.63%, 06/15/2029(a)	150,000	154,076
		3,814,197

The accompanying notes are an integral part of these financial statements.

22

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Steel - 0.4%
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	$150,000	$149,978
6.88%, 11/01/2029(a)	125,000	123,142
		273,120
Super Retail - 2.8%
Champ Acquisition Corp., 8.38%, 12/01/2031(a)	50,000	53,251
Evergreen Acqco 1 LP / TVI, Inc., 9.75%, 04/26/2028(a)	337,000	352,598
Magnera Corp., 7.25%, 11/15/2031(a)	250,000	235,531
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 02/15/2029(a)	250,000	243,085
Rakuten Group, Inc., 9.75%, 04/15/2029(a)	300,000	329,723
Upbound Group, Inc., 6.38%, 02/15/2029(a)	175,000	172,312
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029(a)	300,000	315,337
William Carter Co., 5.63%, 03/15/2027(a)	50,000	49,818
		1,751,655
Technology - 5.7%
Cloud Software Group, Inc.
6.50%, 03/31/2029(a)	25,000	25,249
9.00%, 09/30/2029(a)	300,000	310,899
8.25%, 06/30/2032(a)	375,000	399,299
CoreWeave, Inc., 9.25%, 06/01/2030(a)	125,000	127,865
Dye & Durham Ltd., 8.63%, 04/15/2029(a)	225,000	235,699
Entegris, Inc., 5.95%, 06/15/2030(a)	50,000	50,832
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(a)	225,000	235,967
Gen Digital, Inc.
6.75%, 09/30/2027(a)	250,000	254,601
6.25%, 04/01/2033(a)	50,000	51,474
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/01/2027(a)	100,000	99,969
Open Text Corp., 3.88%, 02/15/2028(a)	300,000	290,939
Open Text Holdings, Inc., 4.13%, 12/01/2031(a)	125,000	115,208
Rocket Software, Inc.
9.00%, 11/28/2028(a)	250,000	257,844
6.50%, 02/15/2029(a)	500,000	485,701
Seagate HDD Cayman
8.25%, 12/15/2029	200,000	213,500
8.50%, 07/15/2031	125,000	134,367
Xerox Holdings Corp., 5.50%, 08/15/2028(a)	150,000	115,054
Ziff Davis, Inc., 4.63%, 10/15/2030(a)	150,000	140,173
		3,544,640
Telecommunications - 4.5%
Cogent Communications Group LLC, 7.00%, 06/15/2027(a)	125,000	125,677
Cogent Communications Group LLC / Cogent Finance, Inc., 7.00%, 06/15/2027(a)	275,000	275,753
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029(a)	225,000	226,437

The accompanying notes are an integral part of these financial statements.

23

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Telecommunications - (Continued)
EchoStar Corp.
10.75%, 11/30/2029	$150,000	$154,417
6.75% (or 6.75% PIK), 11/30/2030	181,497	165,756
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(a)	100,000	106,332
GCI LLC, 4.75%, 10/15/2028(a)	500,000	483,744
Iliad Holding SASU, 7.00%, 04/15/2032(a)	275,000	282,104
Intelsat Jackson Holdings SA, 6.50%, 03/15/2030(a)	150,000	152,811
Qwest Corp., 7.25%, 09/15/2025	125,000	125,739
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(a)	200,000	197,035
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031(a)	300,000	314,310
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(a)	200,000	187,738
		2,797,853
Utilities - 2.3%
Alpha Generation LLC, 6.75%, 10/15/2032(a)	175,000	180,430
Calpine Corp.
4.63%, 02/01/2029(a)	150,000	148,229
5.00%, 02/01/2031(a)	125,000	123,742
Clearway Energy Operating LLC, 3.75%, 02/15/2031(a)	250,000	229,718
Lightning Power LLC, 7.25%, 08/15/2032(a)	150,000	157,842
Long Ridge Energy LLC, 8.75%, 02/15/2032(a)	125,000	129,776
Vistra Operations Co. LLC, 6.88%, 04/15/2032(a)	250,000	261,531
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/2031(a)	200,000	213,466
		1,444,734
TOTAL CORPORATE BONDS (Cost $56,104,327)		57,365,128
BANK LOANS - 5.6%
Cable/Satellite TV - 1.1%
Cogeco Communications USA II LP, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 09/30/2030	232,359	232,238
DTI Holdco, Inc., Senior Secured First Lien, 8.33% (1 mo. SOFR US + 4.00%), 04/26/2029	196,981	194,993
DXP Enterprises, Inc./TX, Senior Secured First Lien, 8.08% (1 mo. SOFR US + 3.75%), 10/07/2030	98,258	99,041
Telenet Financing USD LLC, Senior Secured First Lien, 6.54% (1 mo. SOFR US + 2.00%), 04/28/2028	200,000	195,834
		722,106
Capital Goods - 0.3%
Recess Holdings, Inc., Senior Secured First Lien, 8.03% (3 mo. SOFR US + 3.75%), 02/20/2030	197,508	198,249
Consumer-Products - 0.2%
Indy US Holdco LLC, Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 03/06/2028	99,186	99,403

The accompanying notes are an integral part of these financial statements.

24

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Diversified Financial Services - 0.7%
Flora Food Management US Corp., Senior Secured First Lien, 8.30% (SOFR + 3.75%), 01/03/2028	$218,223	$218,688
Neon Maple US Debt Mergersub, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 11/17/2031	217,151	217,761
		436,449
Food/Beverage/Tobacco - 0.6%
Flora Food Management US Corp., Senior Secured First Lien, 8.30% (SOFR + 3.75%), 01/03/2028	80,279	80,450
Long Ridge Energy T/L B (2/25), Senior Secured First Lien, 8.83% (3 mo. SOFR US + 4.50%), 02/09/2032	199,500	197,338
Sazerac Co., Inc., 6.82% (1 mo. Term SOFR + 2.50%), 06/25/2032	75,000	75,094
		352,882
Hotels - 0.4%
Crown Subsea Communications Holding, Inc., Senior Secured First Lien, 8.33% (3 mo. SOFR US + 4.00%), 01/30/2031	247,500	249,408
Restaurants - 0.2%
1011778 BC ULC, Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 09/23/2030	148,129	147,682
Technology - 0.8%
Indy US Holdco LLC, Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 03/06/2028	99,565	99,783
Neon Maple US Debt Mergersub, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 11/17/2031	14,822	14,864
Travel + Leisure Co., Senior Secured First Lien, 13.75% (1 mo. SOFR US + 2.50%), 12/14/2029	246,884	247,440
Viavi Solutions, Inc., 7.07% (1 mo. Term SOFR + 2.50%), 06/11/2032	125,000	125,196
		487,283
Telecommunications - 0.4%
Arcline FM Holdings LLC, Senior Secured First Lien, 7.58% (3 mo. SOFR US + 3.50%), 06/24/2030	57,415	57,746
Voyage Australia Pty Ltd., Senior Secured First Lien, 8.30% (3 mo. SOFR US + 3.50%), 07/20/2028	146,947	147,743
Ziggo Financing Partnership, Senior Secured First Lien, 7.04% (1 mo. SOFR US + 2.50%), 04/28/2028	50,000	48,960
		254,449
Transportation Excluding Air/Rail - 0.7%
Beacon Mobility Corp.
3.25% (1 mo. Term SOFR + 3.25%), 06/17/2030	197,892	197,892
3.75% (1 mo. Term SOFR + 3.25%), 06/17/2030	27,108	27,108
First Student Bidco, Inc., Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 07/21/2028	236,756	237,126
		462,126

The accompanying notes are an integral part of these financial statements.

25

Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Utilities - 0.2%
Hanesbrands, Inc., Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 03/08/2032	$99,750	$100,135
TOTAL BANK LOANS (Cost $3,478,104)		3,510,172
	Shares
SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
First American Treasury Obligations Fund - Class X, 4.24%(b)	1,285,209	1,285,209
TOTAL SHORT-TERM INVESTMENTS (Cost $1,285,209)		1,285,209
TOTAL INVESTMENTS - 99.6% (Cost $60,867,640)		$62,160,509
Other Assets in Excess of Liabilities - 0.4%		224,733
TOTAL NET ASSETS - 100.0%		$62,385,242

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $50,317,385 or 80.7% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

26

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

		Par	Value
CORPORATE BONDS - 85.7%
Aerospace/Defense - 0.4%
Czechoslovak Group AS, 5.25%, 01/10/2031	EUR	1,225,000	$1,468,245
TransDigm, Inc., 6.38%, 03/01/2029(a)		3,200,000	3,283,645
			4,751,890
Agency - 0.3%
Istituto Per Il Credito Sportivo E Culturale SPA, 5.25%, 10/31/2025	EUR	2,800,000	3,330,168
Airlines - 2.2%
Air Canada, 3.88%, 08/15/2026(a)		1,595,000	1,579,959
Air France-KLM
7.25%, 05/31/2026	EUR	4,200,000	5,126,946
4.63%, 05/23/2029	EUR	2,000,000	2,435,686
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(a)		1,048,333	1,046,598
Delta Air Lines, Inc., 4.95%, 07/10/2028		1,950,000	1,962,728
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/2025(a)		393,224	392,322
Finnair Oyj, 4.75%, 05/24/2029	EUR	1,500,000	1,816,625
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027(a)		1,826,000	1,829,558
Transportes Aereos Portugueses SA, 5.13%, 11/15/2029	EUR	3,000,000	3,555,524
United Airlines, Inc., 4.38%, 04/15/2026(a)		3,150,000	3,131,179
Wizz Air Finance Co. BV, 1.00%, 01/19/2026	EUR	3,725,000	4,328,285
			27,205,410
Automotive & Auto Parts - 10.9%
American Honda Finance Corp., 4.55%, 03/03/2028		1,500,000	1,507,844
Benteler International AG
9.38%, 05/15/2028	EUR	1,400,000	1,730,045
7.25%, 06/15/2031	EUR	950,000	1,154,329
Clarios Global LP / Clarios US Finance Co.
6.75%, 02/15/2030(a)		1,150,000	1,194,056
4.75%, 06/15/2031	EUR	1,400,000	1,658,485
Ford Motor Credit Co. LLC
4.13%, 08/04/2025		1,250,000	1,248,718
3.38%, 11/13/2025		5,351,000	5,315,766
6.95%, 06/10/2026		3,000,000	3,041,757
5.80%, 03/05/2027		3,000,000	3,024,838
4.13%, 08/17/2027		1,250,000	1,222,077
5.92%, 03/20/2028		2,175,000	2,197,277
3.62%, 07/27/2028	EUR	4,050,000	4,776,954
4.17%, 11/21/2028	EUR	2,500,000	2,995,349
4.45%, 02/14/2030	EUR	3,000,000	3,592,359
4.00%, 11/13/2030		600,000	547,581
Forvia SE
2.75%, 02/15/2027	EUR	1,100,000	1,277,884
2.38%, 06/15/2027	EUR	2,500,000	2,868,545
5.13%, 06/15/2029	EUR	750,000	892,339
5.50%, 06/15/2031	EUR	2,325,000	2,706,531

The accompanying notes are an integral part of these financial statements.

27

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Automotive & Auto Parts - (Continued)
General Motors Financial Co., Inc.
5.40%, 04/06/2026		$1,000,000	$1,004,668
2.35%, 02/26/2027		2,200,000	2,120,730
5.40%, 05/08/2027		2,840,000	2,882,054
5.00%, 07/15/2027		975,000	981,087
5.80%, 06/23/2028		3,550,000	3,655,284
5.80%, 01/07/2029		1,500,000	1,545,168
Harley-Davidson Financial Services, Inc., 6.50%, 03/10/2028(a)		1,500,000	1,548,588
Hyundai Capital America
6.00%, 07/11/2025(a)		3,000,000	3,000,944
2.88%, 06/26/2028	EUR	1,150,000	1,359,451
5.30%, 01/08/2029(a)		3,325,000	3,379,375
5.30%, 01/08/2030(a)		1,375,000	1,404,798
IHO Verwaltungs GmbH
8.75% (or 9.50% PIK), 05/15/2028	EUR	2,250,000	2,777,082
6.75% (or 7.50% PIK), 11/15/2029	EUR	2,050,000	2,529,202
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025(a)		1,100,000	1,101,516
4.50%, 07/15/2028	EUR	6,625,000	7,900,059
Kia Corp.
3.25%, 04/21/2026		1,200,000	1,188,236
1.75%, 10/16/2026		3,000,000	2,898,582
LKQ Corp., 5.75%, 06/15/2028		460,000	474,049
Mahle GmbH, 6.50%, 05/02/2031	EUR	1,550,000	1,859,539
Nissan Motor Acceptance Co. LLC, 6.95%, 09/15/2026		2,000,000	2,024,436
Nissan Motor Co. Ltd.
3.52%, 09/17/2025(a)		4,784,000	4,757,398
2.65%, 03/17/2026	EUR	700,000	818,057
4.35%, 09/17/2027(a)		2,500,000	2,400,107
Opmobility, 4.88%, 03/13/2029	EUR	700,000	849,098
RCI Banque SA
3.75%, 10/04/2027	EUR	5,575,000	6,699,451
3.38%, 06/06/2030	EUR	1,800,000	2,118,920
Schaeffler AG, 4.75%, 08/14/2029	EUR	3,000,000	3,586,537
Stellantis NV
3.38%, 11/19/2028	EUR	4,625,000	5,502,072
4.38%, 03/14/2030	EUR	175,000	213,993
3.50%, 09/19/2030	EUR	2,025,000	2,371,170
Volkswagen Financial Services AG, 3.63%, 05/19/2029	EUR	5,000,000	5,969,314
Volkswagen Leasing GmbH, 3.88%, 10/11/2028	EUR	2,300,000	2,785,647
ZF Europe Finance BV
2.00%, 02/23/2026	EUR	2,300,000	2,670,901
2.50%, 10/23/2027	EUR	1,500,000	1,667,315

The accompanying notes are an integral part of these financial statements.

28

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Automotive & Auto Parts - (Continued)
4.75%, 01/31/2029	EUR	1,000,000	$1,110,259
6.13%, 03/13/2029	EUR	700,000	810,647
7.00%, 06/12/2030	EUR	600,000	708,861
			133,627,329
Banking - 17.3%
Abanca Corp. Bancaria SA, 8.38% to 09/23/2028 then 5 yr. Swap Rate EUR + 5.25%, 09/23/2033	EUR	3,600,000	4,807,914
AIB Group PLC, 2.88% to 05/30/2026 then 5 yr. Swap Rate EUR + 3.30%, 05/30/2031	EUR	7,100,000	8,350,261
Alpha Services and Holdings SA, 6.00% to 09/13/2029 then 5 yr. Swap Rate EUR + 3.27%, 09/13/2034	EUR	1,650,000	2,079,228
Australia & New Zealand Banking Group Ltd., 2.95% to 07/22/2025 then 5 yr. CMT Rate + 1.29%, 07/22/2030(a)		2,700,000	2,697,080
Banco de Sabadell SA, 2.50% to 04/15/2026 then 5 yr. Swap Rate EUR + 2.95%, 04/15/2031	EUR	900,000	1,057,486
Banco Santander SA, 2.25% to 10/04/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.65%, 10/04/2032	GBP	2,100,000	2,727,528
Bank of America Corp.
4.83% to 07/22/2025 then SOFR + 1.75%, 07/22/2026		1,945,000	1,945,042
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028		900,000	900,031
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028		1,500,000	1,466,286
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029		2,000,000	2,083,575
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031		1,150,000	1,178,586
Bank of Ireland Group PLC
4.88% to 07/16/2027 then 1 yr. Swap Rate EUR + 2.05%, 07/16/2028	EUR	1,650,000	2,037,490
7.59% to 12/06/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 4.70%, 12/06/2032	GBP	575,000	828,648
Bank Polska Kasa Opieki SA, 3.75% to 06/04/2030 then 3 mo. EURIBOR + 1.65%, 06/04/2031	EUR	2,300,000	2,703,664
Bankinter SA, 5.00% to 06/25/2029 then 5 yr. Swap Rate EUR + 2.35%, 06/25/2034	EUR	2,000,000	2,468,343
Banque Federative du Credit Mutuel SA
3.88% to 06/16/2027 then 5 yr. Swap Rate EUR + 2.20%, 06/16/2032	EUR	2,300,000	2,754,493
4.00% to 01/15/2030 then 5 yr. Swap Rate EUR + 1.75%, 01/15/2035	EUR	4,500,000	5,374,064
Barclays PLC
7.33% to 11/02/2025 then 1 yr. CMT Rate + 3.05%, 11/02/2026		3,500,000	3,529,302
5.83% to 05/09/2026 then SOFR + 2.21%, 05/09/2027		1,400,000	1,414,419
BNP Paribas SA
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028		3,000,000	2,912,390
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029(a)		1,445,000	1,452,369
2.38% to 11/20/2025 then 5 yr. Swap Rate EUR + 1.85%, 11/20/2030	EUR	1,600,000	1,883,025
2.00% to 05/24/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.65%, 05/24/2031	GBP	2,500,000	3,342,921
4.16% to 08/28/2029 then 5 yr. Swap Rate EUR + 1.70%, 08/28/2034	EUR	3,100,000	3,740,661

The accompanying notes are an integral part of these financial statements.

29

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - (Continued)
BPCE SA
2.50% to 11/30/2027 then BPISDS05 + 1.83%, 11/30/2032	GBP	3,100,000	$4,002,791
1.50% to 01/13/2027 then 5 yr. Swap Rate EUR + 1.75%, 01/13/2042	EUR	2,200,000	2,527,226
CaixaBank SA
6.68% to 09/13/2026 then SOFR + 2.08%, 09/13/2027(a)		1,150,000	1,177,996
5.67% to 03/15/2029 then SOFR + 1.78%, 03/15/2030(a)		2,575,000	2,663,722
4.89% to 07/03/2030 then SOFR + 1.36%, 07/03/2031(a)		2,150,000	2,158,486
6.25% to 02/23/2028 then 5 yr. Swap Rate EUR + 3.55%, 02/23/2033	EUR	1,800,000	2,273,939
Ceska sporitelna AS
5.94% to 06/29/2026 then 3 mo. EURIBOR + 2.40%, 06/29/2027	EUR	1,700,000	2,059,481
5.74% to 03/08/2027 then 3 mo. EURIBOR + 2.35%, 03/08/2028	EUR	1,600,000	1,969,388
Citigroup, Inc., 4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029		1,180,000	1,188,503
Commerzbank AG
4.00% to 12/05/2025 then 5 yr. Swap Rate EUR + 4.35%, 12/05/2030	EUR	1,000,000	1,181,099
1.38% to 12/29/2026 then 5 yr. Swap Rate EUR + 1.73%, 12/29/2031	EUR	6,900,000	7,935,561
4.88% to 10/16/2029 then 5 yr. Swap Rate EUR + 2.15%, 10/16/2034	EUR	2,200,000	2,705,439
Credit Agricole SA
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028(a)		1,100,000	1,101,509
4.00% to 01/10/2028 then 5 yr. Swap Rate USD + 1.64%, 01/10/2033(a)		680,000	660,715
5.50% to 08/28/2028 then 5 yr. Swap Rate EUR + 2.25%, 08/28/2033	EUR	4,400,000	5,521,434
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026(a)		850,000	844,800
1.50% to 09/02/2025 then 5 yr. Swap Rate EUR + 1.90%, 09/02/2030	EUR	3,200,000	3,759,251
1.00% to 05/15/2026 then 5 yr. Swap Rate EUR + 1.40%, 05/15/2031	EUR	2,000,000	2,326,591
Deutsche Bank AG, 4.00% to 06/24/2027 then 5 yr. Swap Rate EUR + 3.30%, 06/24/2032	EUR	3,100,000	3,702,479
Deutsche Bank AG/New York NY
6.12% to 07/14/2025 then SOFR + 3.19%, 07/14/2026		2,500,000	2,501,104
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027		2,700,000	2,768,629
Erste Group Bank AG, 0.88% to 11/15/2027 then 5 yr. Swap Rate EUR + 1.10%, 11/15/2032	EUR	2,500,000	2,813,958
First Abu Dhabi Bank PJSC, 6.32% to 04/04/2029 then 5 yr. CMT Rate + 1.70%, 04/04/2034		2,300,000	2,372,703
Hamburg Commercial Bank AG, 4.50%, 07/24/2028	EUR	2,100,000	2,558,940
HSBC Holdings PLC
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029		1,280,000	1,281,846
6.36% to 11/16/2027 then 5 yr. Swap Rate EUR + 3.30%, 11/16/2032	EUR	3,000,000	3,794,875
ING Groep NV
2.13% to 05/26/2026 then 5 yr. Swap Rate EUR + 2.40%, 05/26/2031	EUR	3,000,000	3,513,484
1.00% to 11/16/2027 then 5 yr. Swap Rate EUR + 1.15%, 11/16/2032	EUR	3,000,000	3,378,194
4.38% to 08/15/2029 then 5 yr. Swap Rate EUR + 1.65%, 08/15/2034	EUR	2,700,000	3,279,673
4.25% to 08/26/2030 then 5 yr. Swap Rate EUR + 1.78%, 08/26/2035	EUR	600,000	725,147
Jyske Bank AS, 1.25% to 01/28/2026 then 5 yr. Swap Rate EUR + 1.45%, 01/28/2031	EUR	3,668,000	4,274,039

The accompanying notes are an integral part of these financial statements.

30

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Banking - (Continued)
KBC Group NV
5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029(a)		$1,500,000	$1,549,146
4.75% to 04/17/2030 then 5 yr. Swap Rate EUR + 2.25%, 04/17/2035	EUR	1,000,000	1,233,867
La Banque Postale SA, 0.88% to 01/26/2026 then 5 yr. Swap Rate EUR + 1.38%, 01/26/2031	EUR	3,100,000	3,627,833
Landsbankinn HF, 5.00%, 05/13/2028	EUR	5,025,000	6,240,787
Lloyds Banking Group PLC, 5.99% to 08/07/2026 then 1 yr. CMT Rate + 1.48%, 08/07/2027		4,000,000	4,061,163
NatWest Group PLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027		200,000	201,784
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029(b)		1,783,000	1,800,992
NBK SPC Ltd., 1.63% to 09/15/2026 then SOFR + 1.05%, 09/15/2027		750,000	722,608
Nykredit Realkredit AS, 0.88% to 07/28/2026 then 5 yr. Swap Rate EUR + 1.18%, 07/28/2031	EUR	1,500,000	1,734,627
OTP Banka dd, 3.50% to 05/20/2027 then 3 mo. EURIBOR + 1.55%, 05/20/2028	EUR	1,000,000	1,182,481
Permanent TSB Group Holdings PLC, 6.63% to 04/25/2027 then EURIBOR ICE Swap Rate + 3.50%, 04/25/2028	EUR	4,425,000	5,570,343
Piraeus Bank SA, 4.63% to 07/17/2028 then EURIBOR ICE Swap Rate + 1.72%, 07/17/2029	EUR	2,350,000	2,885,482
QNB Finance Ltd., 5.67% (SOFR + 1.20%), 04/02/2029		4,300,000	4,361,528
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027		800,000	777,409
7.10% to 11/16/2026 then BPSWS1 + 2.87%, 11/16/2027	GBP	1,000,000	1,412,784
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029		3,500,000	3,654,012
Societe Generale SA
1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026(a)		1,000,000	985,458
1.00% to 11/24/2025 then 5 yr. Swap Rate EUR + 1.55%, 11/24/2030	EUR	6,200,000	7,249,008
1.13% to 06/30/2026 then 5 yr. Swap Rate EUR + 1.60%, 06/30/2031	EUR	2,200,000	2,546,534
Standard Chartered PLC
6.42% (SOFR + 2.03%), 02/08/2028		1,600,000	1,626,575
5.57% (SOFR + 1.17%), 05/14/2028		900,000	903,829
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029(a)		1,500,000	1,532,409
Tatra Banka as, 4.97% to 04/29/2029 then 3 mo. EURIBOR + 2.10%, 04/29/2030	EUR	1,000,000	1,228,070
UniCredit SpA
2.73% to 01/15/2027 then 5 yr. Swap Rate EUR + 2.80%, 01/15/2032	EUR	1,600,000	1,870,305
5.86% to 06/19/2027 then 5 yr. Mid Swap Rate USD + 3.70%, 06/19/2032(a)		3,600,000	3,629,218
Volksbank Wien AG, 5.75% to 06/21/2029 then 5 yr. Swap Rate EUR + 3.10%, 06/21/2034	EUR	1,400,000	1,711,087
			211,057,147
Broadcasting - 1.8%
Arqiva Broadcast Finance PLC, 8.63%, 07/01/2030	GBP	1,225,000	1,704,980
Asmodee Group AB, 5.75%, 12/15/2029	EUR	986,667	1,218,907
Lagardere SA, 4.75%, 06/12/2030	EUR	2,000,000	2,384,743

The accompanying notes are an integral part of these financial statements.

31

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Broadcasting - (Continued)
Netflix, Inc., 4.88%, 06/15/2030(a)		$700,000	$716,677
Nexstar Media, Inc., 4.75%, 11/01/2028(a)		2,975,000	2,898,833
Pinewood Finco PLC
3.25%, 09/30/2025	GBP	500,000	682,530
6.00%, 03/27/2030	GBP	2,075,000	2,822,790
TEGNA, Inc., 4.63%, 03/15/2028		3,025,000	2,951,112
Univision Communications, Inc.
6.63%, 06/01/2027(a)		1,275,000	1,272,882
8.00%, 08/15/2028(a)		2,800,000	2,843,619
Warnermedia Holdings, Inc.
3.76%, 03/15/2027		1,622,000	1,519,165
4.05%, 03/15/2029		1,630,000	1,328,450
			22,344,688
Building Materials - 0.7%
HT Troplast GmbH, 9.38%, 07/15/2028	EUR	1,800,000	2,242,114
James Hardie International Finance DAC
3.63%, 10/01/2026	EUR	2,655,000	3,130,985
5.00%, 01/15/2028(a)		922,000	918,275
Project Grand UK PLC, 9.00%, 06/01/2029	EUR	250,000	314,156
Standard Industries, Inc./NY, 2.25%, 11/21/2026	EUR	2,000,000	2,334,603
			8,940,133
Cable/Satellite TV - 1.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(a)		3,250,000	3,250,835
5.38%, 06/01/2029(a)		8,800,000	8,782,675
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.75%, 02/15/2028		1,200,000	1,177,258
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)		2,650,000	2,641,085
			15,851,853
Capital Goods - 1.3%
CK Hutchison International 24 Ltd., 5.38%, 04/26/2029		8,000,000	8,258,151
Ingersoll Rand, Inc., 5.40%, 08/14/2028		475,000	489,726
Regal Rexnord Corp., 6.05%, 02/15/2026		4,640,000	4,667,333
Traton Finance Luxembourg SA, 3.38%, 01/14/2028	EUR	2,100,000	2,506,448
Weir Group PLC, 6.88%, 06/14/2028	GBP	356,000	512,308
			16,433,966
Chemicals - 1.0%
Azelis Finance NV, 4.75%, 09/25/2029	EUR	2,025,000	2,453,360
Celanese US Holdings LLC, 6.42%, 07/15/2027		1,861,000	1,928,069
INEOS Finance PLC, 6.63%, 05/15/2028	EUR	1,775,000	2,155,185
INEOS Quattro Finance 2 PLC, 6.75%, 04/15/2030	EUR	1,825,000	1,992,881

The accompanying notes are an integral part of these financial statements.

32

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Chemicals - (Continued)
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025(a)		$658,000	$651,653
1.83%, 10/15/2027(a)		2,000,000	1,884,995
2.30%, 11/01/2030(a)		900,000	795,254
Orbia Advance Corp. SAB de CV, 4.00%, 10/04/2027		1,020,000	1,004,459
			12,865,856
Consumer-Products - 0.4%
Coty, Inc., 4.50%, 05/15/2027	EUR	1,150,000	1,378,196
Whirlpool Corp., 6.13%, 06/15/2030		2,950,000	2,975,171
			4,353,367
Containers - 0.8%
Amcor Flexibles North America, Inc., 5.10%, 03/17/2030(a)		1,500,000	1,525,745
Berry Global, Inc.
4.88%, 07/15/2026(a)		435,000	434,831
5.50%, 04/15/2028		3,850,000	3,951,907
OI European Group BV, 5.25%, 06/01/2029	EUR	1,725,000	2,096,167
ProGroup AG, 5.13%, 04/15/2029	EUR	1,200,000	1,433,864
			9,442,514
Diversified Financial Services - 10.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026		2,039,000	1,987,384
6.10%, 01/15/2027		800,000	817,941
6.45%, 04/15/2027		1,681,000	1,736,296
Air Lease Corp.
2.88%, 01/15/2026		4,364,000	4,321,047
2.20%, 01/15/2027		810,000	784,240
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/2028		1,025,000	1,048,487
Aircastle Ltd., 5.25%, 08/11/2025(a)		4,430,000	4,429,765
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030(a)		600,000	604,970
Ares Capital Corp.
3.25%, 07/15/2025		200,000	199,875
7.00%, 01/15/2027		4,210,000	4,344,973
Aviation Capital Group LLC
4.13%, 08/01/2025(a)		1,000,000	999,126
3.50%, 11/01/2027(a)		3,500,000	3,411,875
6.25%, 04/15/2028(a)		200,000	208,446
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026(a)		2,130,000	2,133,329
4.25%, 04/15/2026(a)		1,425,000	1,417,203
AXA Logistics Europe Master SCA, 0.38%, 11/15/2026	EUR	575,000	656,002
Blackstone Private Credit Fund
7.05%, 09/29/2025		500,000	502,795
1.75%, 11/30/2026	EUR	3,700,000	4,280,547

The accompanying notes are an integral part of these financial statements.

33

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Diversified Financial Services - (Continued)
2.63%, 12/15/2026		$4,000,000	$3,865,722
3.25%, 03/15/2027		1,500,000	1,458,881
Blackstone Secured Lending Fund, 3.63%, 01/15/2026		965,000	959,031
Blue Owl Capital Corp.
3.75%, 07/22/2025		1,115,000	1,114,148
3.40%, 07/15/2026		500,000	492,027
Blue Owl Credit Income Corp.
3.13%, 09/23/2026		400,000	389,170
7.75%, 09/16/2027		2,475,000	2,596,522
7.95%, 06/13/2028		1,300,000	1,390,390
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/2031	GBP	625,000	922,455
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(a)		2,825,000	2,800,767
CA Auto Bank SPA/Ireland, 6.00%, 12/06/2026	GBP	4,250,000	5,930,084
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)		2,350,000	2,355,511
DAE Sukuk Difc Ltd., 3.75%, 02/15/2026		280,000	278,183
Dcli Bidco LLC, 7.75%, 11/15/2029(a)		2,300,000	2,332,487
Deutsche Pfandbriefbank AG, 7.63%, 12/08/2025	GBP	2,900,000	4,008,503
Esic Sukuk Ltd., 5.83%, 02/14/2029		1,000,000	1,016,541
Fiserv Funding ULC, 2.88%, 06/15/2028	EUR	1,000,000	1,182,500
Fiserv, Inc.
5.38%, 08/21/2028		800,000	822,775
3.50%, 07/01/2029		2,900,000	2,793,694
Fortune Star BVI Ltd., 3.95%, 10/02/2026	EUR	700,000	799,812
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026		2,500,000	2,503,518
4.94% to 04/23/2027 then SOFR + 1.32%, 04/23/2028		1,900,000	1,915,402
HPS Corporate Lending Fund, 5.30%, 06/05/2027(a)		475,000	475,917
Hyundai Card Co. Ltd., 5.75%, 04/24/2029		860,000	888,805
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/2027		5,900,000	5,720,974
India Vehicle Finance, 5.85%, 03/25/2029		2,472,200	2,450,668
Jerrold Finco PLC
7.88%, 04/15/2030	GBP	900,000	1,274,608
7.50%, 06/15/2031	GBP	2,625,000	3,653,499
Mirae Asset Securities Co. Ltd.
2.63%, 07/30/2025		4,780,000	4,772,327
5.50%, 07/31/2027		2,275,000	2,310,848
Mitsubishi HC Capital UK PLC, 2.89% (3 mo. EURIBOR + 0.70%), 04/30/2026	EUR	1,400,000	1,652,111
Morgan Stanley
4.68% to 07/17/2025 then SOFR + 1.67%, 07/17/2026		600,000	599,899
6.14% to 10/16/2025 then SOFR + 1.77%, 10/16/2026		2,500,000	2,510,867
5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031		1,500,000	1,538,196

The accompanying notes are an integral part of these financial statements.

34

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Diversified Financial Services - (Continued)
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028		$1,250,000	$1,276,479
NIBC Bank NV, 3.50%, 06/05/2030	EUR	3,900,000	4,599,600
REC Ltd.
2.25%, 09/01/2026		200,000	194,463
2.75%, 01/13/2027		2,840,000	2,756,791
4.75%, 09/27/2029		1,500,000	1,494,421
Shriram Finance Ltd.
4.15%, 07/18/2025		900,000	899,958
6.15%, 04/03/2028		5,375,000	5,393,872
Sofina SA, 1.00%, 09/23/2028	EUR	3,100,000	3,391,882
SoftBank Group Corp.
4.00%, 07/06/2026		1,475,000	1,453,888
5.00%, 04/15/2028	EUR	3,000,000	3,602,329
5.38%, 01/08/2029	EUR	1,015,000	1,217,000
			129,941,826
Diversified Media - 0.4%
News Corp., 3.88%, 05/15/2029(a)		1,080,000	1,034,831
Prosus NV, 3.26%, 01/19/2027		3,600,000	3,525,521
			4,560,352
Energy - 2.3%
Devon Energy Corp., 5.88%, 06/15/2028		1,280,000	1,280,588
DT Midstream, Inc., 4.13%, 06/15/2029(a)		3,175,000	3,068,469
Enbridge, Inc., 6.00%, 11/15/2028		1,460,000	1,533,088
Energy Transfer LP, 3.75%, 05/15/2030		1,100,000	1,054,850
Expand Energy Corp.
5.38%, 02/01/2029		2,000,000	2,003,792
5.38%, 03/15/2030		463,000	464,655
ONEOK, Inc., 4.40%, 10/15/2029		1,125,000	1,116,514
Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/2025		2,176,000	2,175,762
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(a)		5,875,000	5,843,974
Targa Resources Corp., 6.15%, 03/01/2029		1,030,000	1,083,219
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.88%, 01/15/2029		1,000,000	1,020,902
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/2026		1,800,000	1,777,612
Wintershall Dea Finance BV, 1.33%, 09/25/2028	EUR	4,800,000	5,339,691
			27,763,116
Environmental - 0.3%
Currenta Group Holdings Sarl, 5.50%, 05/15/2030	EUR	2,950,000	3,555,743
Food & Drug Retail - 0.5%
Market Bidco Finco PLC
4.75%, 11/04/2027	EUR	1,000,000	1,175,258
5.50%, 11/04/2027	GBP	1,800,000	2,430,650

The accompanying notes are an integral part of these financial statements.

35

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Food & Drug Retail - (Continued)
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/2025	EUR	400,000	$470,889
Picard Groupe SAS, 6.38%, 07/01/2029	EUR	1,975,000	2,431,446
			6,508,243
Food/Beverage/Tobacco - 2.5%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029(a)		500,000	507,258
Barry Callebaut Services NV, 3.75%, 02/19/2028	EUR	2,100,000	2,497,833
Bright Food Singapore Holdings Pte Ltd., 1.75%, 07/22/2025	EUR	4,150,000	4,887,144
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/2027(a)		1,600,000	1,532,113
Flora Food Management BV, 6.88%, 07/02/2029	EUR	2,125,000	2,545,073
Keurig Dr Pepper, Inc., 5.05%, 03/15/2029		3,000,000	3,067,752
Mars, Inc., 4.80%, 03/01/2030(a)		3,250,000	3,292,919
Performance Food Group, Inc., 6.13%, 09/15/2032(a)		1,300,000	1,331,127
Post Holdings, Inc., 4.63%, 04/15/2030(a)		325,000	312,759
Premier Foods Finance PLC, 3.50%, 10/15/2026	GBP	750,000	1,022,211
Tereos Finance Groupe I SA, 5.88%, 04/30/2030	EUR	1,925,000	2,286,611
The Campbell’s Co., 5.20%, 03/21/2029		2,825,000	2,893,339
Viterra Finance BV, 0.38%, 09/24/2025	EUR	4,075,000	4,777,372
			30,953,511
Gaming - 1.0%
Cirsa Finance International Sarl, 6.50%, 03/15/2029	EUR	1,050,000	1,297,262
Flutter Treasury DAC
5.00%, 04/29/2029	EUR	825,000	1,009,579
6.38%, 04/29/2029(a)		1,200,000	1,237,160
International Game Technology PLC, 3.50%, 06/15/2026	EUR	2,400,000	2,830,339
Lottomatica Group SpA, 4.88%, 01/31/2031	EUR	1,600,000	1,934,839
Sands China Ltd.
2.30%, 03/08/2027(c)		800,000	768,969
5.40%, 08/08/2028(c)		3,500,000	3,528,287
			12,606,435
Healthcare - 3.3%
Bausch + Lomb Corp., 5.87% (3 mo. EURIBOR + 3.88%), 01/15/2031	EUR	850,000	1,009,419
Centene Corp., 4.63%, 12/15/2029		625,000	608,219
CVS Health Corp., 5.00%, 01/30/2029		4,350,000	4,416,186
Ephios Subco 3 Sarl, 7.88%, 01/31/2031	EUR	1,075,000	1,367,736
Grifols SA, 7.13%, 05/01/2030	EUR	2,500,000	3,065,120
Gruenenthal GmbH, 4.63%, 11/15/2031	EUR	2,275,000	2,699,327
HCA, Inc.
5.88%, 02/15/2026		2,230,000	2,232,492
5.00%, 03/01/2028		1,050,000	1,065,781
5.63%, 09/01/2028		3,704,000	3,812,157
4.13%, 06/15/2029		500,000	491,263
3.50%, 09/01/2030		750,000	709,512
IQVIA, Inc., 5.70%, 05/15/2028		1,675,000	1,717,880
Medline Borrower LP, 5.25%, 10/01/2029(a)		1,075,000	1,067,281

The accompanying notes are an integral part of these financial statements.

36

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SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Healthcare - (Continued)
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029(a)		$1,425,000	$1,465,530
Nidda Healthcare Holding GmbH, 7.00%, 02/21/2030	EUR	1,500,000	1,849,808
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 2.88%, 04/30/2028	EUR	4,000,000	4,603,265
Quest Diagnostics, Inc., 4.63%, 12/15/2029		1,130,000	1,141,273
Stryker Corp.
4.25%, 09/11/2029		575,000	574,147
4.85%, 02/10/2030		750,000	765,150
UCB SA, 4.25%, 03/20/2030	EUR	1,400,000	1,692,269
Werfen SA/Spain, 4.63%, 06/06/2028	EUR	3,500,000	4,315,911
			40,669,726
Homebuilders/Real Estate - 5.7%
Altrad Investment Authority SAS, 3.70%, 06/23/2029	EUR	4,100,000	4,837,037
American Tower Corp.
5.25%, 07/15/2028		800,000	820,240
5.20%, 02/15/2029		700,000	716,488
ARGAN SA, 1.01%, 11/17/2026	EUR	1,000,000	1,147,732
Aroundtown SA
1.63%, 01/31/2028	EUR	1,700,000	1,934,438
4.80%, 07/16/2029	EUR	1,500,000	1,843,465
Assemblin Caverion Group AB, 6.25%, 07/01/2030	EUR	575,000	698,796
Balder Finland Oyj, 1.00%, 01/18/2027	EUR	1,690,000	1,937,511
Blackstone Property Partners Europe Holdings Sarl, 1.00%, 05/04/2028	EUR	3,200,000	3,558,376
Digital Dutch Finco BV, 0.63%, 07/15/2025	EUR	2,100,000	2,472,008
Essendi SA
6.38%, 10/15/2029	EUR	600,000	742,254
5.38%, 05/15/2030	EUR	2,900,000	3,488,976
Fastighets AB Balder, 1.88%, 01/23/2026	EUR	1,100,000	1,291,599
Hammerson PLC
3.50%, 10/27/2025	GBP	1,434,000	1,958,843
6.00%, 02/23/2026	GBP	2,100,000	2,902,277
7.25%, 04/21/2028	GBP	1,900,000	2,752,186
Heimstaden Bostad AB
1.13%, 01/21/2026	EUR	1,150,000	1,339,261
3.88%, 11/05/2029	EUR	2,125,000	2,519,331
Heimstaden Bostad Treasury BV
1.38%, 03/03/2027	EUR	2,225,000	2,554,668
1.00%, 04/13/2028	EUR	2,000,000	2,223,227
Kennedy-Wilson, Inc., 4.75%, 03/01/2029		2,700,000	2,528,998
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/01/2025(a)		3,130,000	3,131,036
Lennar Corp., 5.20%, 07/30/2030		1,625,000	1,656,156
Logicor Financing Sarl, 4.63%, 07/25/2028	EUR	1,700,000	2,083,782
MasTec, Inc., 4.50%, 08/15/2028(a)		1,180,000	1,164,328
NE Property BV, 1.88%, 10/09/2026	EUR	1,400,000	1,632,176
Toll Brothers Finance Corp., 4.88%, 03/15/2027		1,500,000	1,505,374

The accompanying notes are an integral part of these financial statements.

37

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Homebuilders/Real Estate - (Continued)
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/2028(a)		$1,279,000	$1,357,684
VIA Outlets BV, 1.75%, 11/15/2028	EUR	2,300,000	2,593,231
VICI Properties LP, 4.75%, 04/01/2028		550,000	554,543
VICI Properties LP / VICI Note Co., Inc.
4.50%, 09/01/2026(a)		2,800,000	2,792,818
4.25%, 12/01/2026(a)		3,210,000	3,191,131
Webuild SpA
3.88%, 07/28/2026	EUR	100,000	118,715
5.38%, 06/20/2029	EUR	1,300,000	1,610,267
4.88%, 04/30/2030	EUR	1,700,000	2,079,102
			69,738,054
Hotels - 0.7%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029(a)		2,675,000	2,574,156
Hyatt Hotels Corp., 5.25%, 06/30/2029		2,500,000	2,544,836
Marriott International, Inc./MD, 4.90%, 04/15/2029		350,000	356,277
Whitbread Group PLC, 3.38%, 10/16/2025	GBP	2,000,000	2,732,097
			8,207,366
Insurance - 1.1%
Athora Holding Ltd., 6.63%, 06/16/2028	EUR	2,400,000	3,050,641
Athora Netherlands NV, 5.38% to 08/31/2027 then 5 yr. Swap Rate EUR + 4.01%, 08/31/2032	EUR	3,775,000	4,591,437
Fidelidade - Co. De Seguros SA/Portugal, 4.25% to 09/04/2026 then 5 yr. Swap Rate EUR + 4.49%, 09/04/2031	EUR	4,000,000	4,737,510
Rothesay Life PLC, 8.00%, 10/30/2025	GBP	450,000	623,353
			13,002,941
Leisure - 0.8%
Carnival Corp., 6.00%, 05/01/2029(a)		2,950,000	2,982,607
CPUK Finance Ltd., 6.50%, 08/28/2026	GBP	510,000	696,993
eDreams ODIGEO SA, 4.88%, 12/30/2030	EUR	950,000	1,119,414
Royal Caribbean Cruises Ltd.
5.50%, 08/31/2026(a)		648,000	650,679
5.50%, 04/01/2028(a)		4,000,000	4,052,335
			9,502,028
Metals/Mining - 0.5%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/2028		225,000	214,883
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/2029		1,200,000	1,248,444
Navoi Mining & Metallurgical Combinat, 6.70%, 10/17/2028		1,800,000	1,842,162
Novelis Corp., 3.25%, 11/15/2026(a)		3,000,000	2,954,087
			6,259,576
Paper - 0.7%
Suzano Austria GmbH, 6.00%, 01/15/2029		2,100,000	2,159,380
Suzano International Finance BV, 5.50%, 01/17/2027		4,500,000	4,552,938

The accompanying notes are an integral part of these financial statements.

38

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Paper - (Continued)
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/2031	EUR	1,250,000	$1,539,112
			8,251,430
Publishing/Printing - 0.2%
Informa PLC, 3.13%, 07/05/2026	GBP	1,600,000	2,163,424
Restaurants - 0.3%
Bertrand Franchise Finance SAS, 5.99% (3 mo. EURIBOR + 3.75%), 07/18/2030	EUR	1,075,000	1,245,821
Punch Finance PLC, 7.88%, 12/30/2030	GBP	1,825,000	2,553,729
			3,799,550
Services - 3.7%
Albion Financing 1 SARL / Aggreko Holdings, Inc., 5.38%, 05/21/2030	EUR	2,650,000	3,196,197
Arena Luxembourg Finance Sarl
1.88%, 02/01/2028	EUR	2,000,000	2,259,811
4.82% (3 mo. EURIBOR + 2.50%), 05/01/2030	EUR	1,975,000	2,349,922
Boels Topholding BV, 5.75%, 05/15/2030	EUR	1,950,000	2,387,275
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	2,000,000	2,327,218
Kapla Holding SAS, 5.48% (3 mo. EURIBOR + 3.50%), 07/31/2030	EUR	1,975,000	2,340,847
Leasys SpA, 4.63%, 02/16/2027	EUR	3,330,000	4,043,266
Loxam SAS
4.50%, 02/15/2027	EUR	425,000	506,522
6.38%, 05/31/2029	EUR	525,000	646,321
Pachelbel Bidco SpA, 7.13%, 05/17/2031	EUR	1,500,000	1,908,784
PeopleCert Wisdom Issuer PLC, 5.75%, 09/15/2026	EUR	1,500,000	1,772,010
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/2028(a)		5,675,000	5,689,329
Q-Park Holding I BV, 5.13%, 03/01/2029	EUR	1,000,000	1,216,979
RAC Bond Co. PLC, 5.75%, 11/06/2029	GBP	1,450,000	2,025,021
Rekeep SpA, 9.00%, 09/15/2029	EUR	1,950,000	2,289,861
Rentokil Terminix Funding LLC, 5.00%, 04/28/2030(a)		975,000	982,040
Summer BC Holdco B SARL, 5.88%, 02/15/2030	EUR	1,675,000	1,962,292
Uber Technologies, Inc., 4.50%, 08/15/2029(a)		4,500,000	4,475,432
Verisure Holding AB, 7.13%, 02/01/2028	EUR	850,000	1,043,849
WESCO Distribution, Inc., 6.38%, 03/15/2029(a)		2,250,000	2,317,880
			45,740,856
Steel - 0.7%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/2028		4,850,000	4,911,428
ArcelorMittal SA, 4.88%, 09/26/2026	EUR	2,550,000	3,079,707
			7,991,135
Super Retail - 1.2%
AA Bond Co. Ltd., 8.45%, 01/31/2028	GBP	4,000,000	5,850,121
B&M European Value Retail SA, 8.13%, 11/15/2030	GBP	850,000	1,246,671
ITM Entreprises SASU, 5.75%, 07/22/2029	EUR	3,100,000	3,916,132
Meituan, 4.50%, 04/02/2028		3,400,000	3,399,620
			14,412,544

The accompanying notes are an integral part of these financial statements.

39

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Supranational - 0.2%
Africa Finance Corp., 4.38%, 04/17/2026		$2,200,000	$2,188,038
Technology - 4.5%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/2030	EUR	3,575,000	4,234,922
ams-OSRAM AG, 10.50%, 03/30/2029	EUR	2,250,000	2,780,248
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027		500,000	496,691
Broadcom, Inc.
3.15%, 11/15/2025		800,000	795,859
4.75%, 04/15/2029		2,000,000	2,024,439
5.05%, 07/12/2029		600,000	614,875
Cloud Software Group, Inc., 6.50%, 03/31/2029(a)		3,250,000	3,282,420
Concentrix Corp., 6.65%, 08/02/2026		975,000	992,962
Dell International LLC / EMC Corp.
6.02%, 06/15/2026		350,000	353,439
4.75%, 04/01/2028		1,175,000	1,188,851
Foundry JV Holdco LLC, 5.90%, 01/25/2030(a)		1,280,000	1,338,181
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026		840,000	841,539
4.55%, 10/15/2029		3,660,000	3,640,325
HP, Inc., 4.00%, 04/15/2029		4,000,000	3,914,973
Intel Corp.
3.15%, 05/11/2027		540,000	529,276
3.75%, 08/05/2027		500,000	493,456
LG Energy Solution Ltd.
5.38%, 07/02/2027(a)		950,000	959,566
5.25%, 04/02/2028		2,600,000	2,610,757
5.75%, 09/25/2028		1,830,000	1,871,445
Oracle Corp., 2.95%, 04/01/2030		1,200,000	1,119,749
Rocket Software, Inc., 9.00%, 11/28/2028(a)		2,675,000	2,758,934
Roper Technologies, Inc., 4.50%, 10/15/2029		1,140,000	1,142,393
SK Battery America, Inc., 4.88%, 01/23/2027		2,000,000	2,010,414
SK Hynix, Inc., 6.38%, 01/17/2028		2,000,000	2,086,510
Teleperformance SE
5.25%, 11/22/2028	EUR	2,900,000	3,623,934
4.25%, 01/21/2030	EUR	4,800,000	5,759,754
Ubisoft Entertainment SA, 0.88%, 11/24/2027	EUR	2,800,000	2,976,688
			54,442,600
Telecommunications - 2.8%
Digi Romania SA, 3.25%, 02/05/2028	EUR	2,400,000	2,776,350
e& PPF Telecom Group BV, 3.25%, 09/29/2027	EUR	1,075,000	1,278,957
eircom Finance DAC, 2.63%, 02/15/2027	EUR	1,600,000	1,860,106
Eutelsat SA, 9.75%, 04/13/2029	EUR	1,100,000	1,402,940
Fibercop SpA, 4.99% (3 mo. EURIBOR + 3.00%), 06/30/2031	EUR	3,050,000	3,596,234
iliad SA, 2.38%, 06/17/2026	EUR	500,000	588,476

The accompanying notes are an integral part of these financial statements.

40

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Telecommunications - (Continued)
Matterhorn Telecom SA, 3.13%, 09/15/2026	EUR	875,245	$1,031,622
PLT VII Finance Sarl, 5.48% (3 mo. EURIBOR + 3.50%), 06/15/2031	EUR	1,350,000	1,594,213
Rogers Communications, Inc., 5.00%, 02/15/2029		2,000,000	2,027,949
SES SA
0.88%, 11/04/2027	EUR	1,100,000	1,237,198
3.50%, 01/14/2029	EUR	2,400,000	2,824,366
TDC Net AS
5.06%, 05/31/2028	EUR	1,500,000	1,844,205
5.19%, 08/02/2029	EUR	975,000	1,202,708
Telecommunications co Telekom Srbija AD Belgrade, 7.00%, 10/28/2029		750,000	751,308
T-Mobile USA, Inc.
4.75%, 02/01/2028		2,000,000	2,000,334
4.85%, 01/15/2029		1,500,000	1,521,004
3.38%, 04/15/2029		2,000,000	1,925,695
United Group BV
6.75%, 02/15/2031	EUR	675,000	816,728
6.50%, 10/31/2031	EUR	3,775,000	4,508,751
			34,789,144
Transportation Excluding Air/Rail - 1.9%
Abertis Infraestructuras SA, 3.38%, 11/27/2026	GBP	2,000,000	2,690,381
CMA CGM SA, 5.00%, 01/15/2031	EUR	1,375,000	1,620,613
DP World Ltd./United Arab Emirates, 2.38%, 09/25/2026	EUR	5,200,000	6,102,664
GXO Logistics, Inc.
1.65%, 07/15/2026		1,675,000	1,620,158
6.25%, 05/06/2029		1,090,000	1,138,650
International Distribution Services PLC, 7.38%, 09/14/2030	GBP	2,800,000	4,042,393
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/2028		800,000	832,200
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.55%, 05/01/2028(a)		2,775,000	2,850,859
Q-Park Holding I BV, 2.00%, 03/01/2027	EUR	1,800,000	2,081,858
			22,979,776
Utilities - 1.4%
Boston Gas Co., 3.00%, 08/01/2029(a)		3,000,000	2,824,121
Calpine Corp., 4.50%, 02/15/2028(a)		980,000	972,976
Capital Power US Holdings, Inc., 5.26%, 06/01/2028(a)		1,150,000	1,165,336
EEW Energy from Waste GmbH, 0.36%, 06/30/2026	EUR	1,100,000	1,266,959
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/2026		3,000,000	2,957,806
Essential Utilities, Inc., 4.80%, 08/15/2027		663,000	670,129
National Central Cooling Co. PJSC, 2.50%, 10/21/2027		2,230,000	2,123,239
NextEra Energy Capital Holdings, Inc., 5.05%, 03/15/2030		1,875,000	1,918,897
Vistra Operations Co. LLC, 5.05%, 12/30/2026(a)		525,000	527,845
Yorkshire Water Finance PLC, 1.75%, 11/26/2026	GBP	1,950,000	2,556,110
			16,983,418
TOTAL CORPORATE BONDS (Cost $987,422,855)			1,047,215,153

The accompanying notes are an integral part of these financial statements.

41

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
CONVERTIBLE BONDS - 5.6%
Banking - 5.6%
ABN AMRO Bank NV
4.75%, 07/28/2025		$500,000	$500,103
5.13% to 02/22/2028 then 5 yr. Swap Rate EUR + 2.45%, 02/22/2033	EUR	1,800,000	2,217,013
5.50% to 09/21/2028 then 5 yr. Swap Rate EUR + 2.45%, 09/21/2033	EUR	3,500,000	4,386,668
Banco Santander SA, 5.00% to 04/22/2029 then 5 yr. Swap Rate EUR + 2.50%, 04/22/2034	EUR	2,800,000	3,468,037
Bank of Ireland Group PLC
6.75% to 03/01/2028 then 5 yr. Swap Rate EUR + 4.15%, 03/01/2033	EUR	5,075,000	6,450,740
4.75% to 08/10/2029 then 5 yr. Swap Rate EUR + 1.85%, 08/10/2034	EUR	3,200,000	3,922,232
Barclays PLC, 1.13% to 03/22/2026 then 5 yr. Swap Rate EUR + 1.55%, 03/22/2031	EUR	1,700,000	1,976,407
Bayerische Landesbank
1.00% to 09/23/2026 then 5 yr. Swap Rate EUR + 1.35%, 09/23/2031	EUR	4,600,000	5,288,681
1.38% to 11/22/2027 then 5 yr. Swap Rate EUR + 1.40%, 11/22/2032	EUR	3,800,000	4,263,177
CaixaBank SA, 6.13% to 05/30/2029 then 5 yr. Swap Rate EUR + 3.00%, 05/30/2034	EUR	1,500,000	1,926,217
de Volksbank NV, 1.75% to 10/22/2025 then 5 yr. Swap Rate EUR + 2.10%, 10/22/2030	EUR	8,600,000	10,117,220
ING Groep NV, 1.00% to 11/13/2025 then 5 yr. Swap Rate EUR + 1.20%, 11/13/2030	EUR	2,000,000	2,340,537
Jyske Bank AS, 5.13% to 05/01/2030 then 5 yr. Swap Rate EUR + 2.50%, 05/01/2035	EUR	2,000,000	2,490,518
Lloyds Banking Group PLC, 1.99% to 12/15/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.60%, 12/15/2031	GBP	2,500,000	3,303,438
National Australia Bank Ltd., 1.70% to 09/15/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.40%, 09/15/2031	GBP	500,000	657,675
NatWest Group PLC, 2.11% to 11/28/2026 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.75%, 11/28/2031	GBP	4,800,000	6,360,810
Permanent TSB Group Holdings PLC, 3.00% to 08/19/2026 then 5 yr. Swap Rate EUR + 3.22%, 08/19/2031	EUR	2,600,000	3,049,670
Virgin Money UK PLC, 5.13% to 12/11/2025 then UK Government Bonds 5 Year Note Generic Bid Yield + 5.25%, 12/11/2030	GBP	4,350,000	5,968,515
			68,687,658
TOTAL CONVERTIBLE BONDS (Cost $63,272,398)			68,687,658
BANK LOANS - 3.5%
Capital Goods - 0.1%
Emrld Borrower LP, Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 08/04/2031		883,325	883,011
Diversified Financial Services - 0.7%
Citadel Securities Global Holdings LLC, Senior Secured First Lien, 11.04% (1 mo. SOFR US + 2.00%), 10/31/2031		2,468,844	2,481,657
Jane Street Group LLC, Senior Secured First Lien, 12.73% (3 mo. SOFR US + 2.00%), 12/15/2031		3,453,000	3,452,637

The accompanying notes are an integral part of these financial statements.

42

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
BANK LOANS - (Continued)
Diversified Financial Services - (Continued)
NorthAB LLC, Senior Secured First Lien, 13.61% (3 mo. SOFR US + 2.50%), 11/24/2028		$2,962,613	$2,932,053
			8,866,347
Diversified Media - 0.1%
Advantage Sales & Marketing, Inc., Senior Secured First Lien, 9.05% (3 mo. SOFR US + 4.25%), 10/28/2027		1,884,565	1,582,714
Healthcare - 0.3%
Financiere Mendel SASU, Senior Secured First Lien, 10.66% (3 mo. EURIBOR + 3.00%), 11/13/2030	EUR	1,000,000	1,175,350
Phoenix Guarantor, Inc., Senior Secured First Lien, 13.78% (1 mo. SOFR US + 2.50%), 02/21/2031		2,468,844	2,479,781
			3,655,131
Railroads - 0.3%
Genesee & Wyoming, Inc., Senior Secured First Lien, 6.05% (3 mo. SOFR US + 1.75%), 04/10/2031		3,473,750	3,459,716
Restaurants - 0.1%
1011778 BC ULC, Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 09/23/2030		1,980,000	1,974,020
Services - 0.4%
Camelot US Acquisition LLC, Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 01/31/2031		2,324,709	2,303,648
Circet Europe SASU, Senior Secured First Lien, 8.98% (3 mo. EURIBOR + 3.25%), 10/16/2028	EUR	1,000,000	1,173,831
PG Polaris BidCo Sarl, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 03/24/2031		1,195,393	1,200,174
			4,677,653
Super Retail - 0.2%
Peer Holding III BV, Senior Secured First Lien
6.80% (3 mo. SOFR US + 2.50%), 07/01/2031		875,600	881,401
11.83% (3 wk. EURIBOR + 3.25%), 11/24/2031	EUR	1,000,000	1,182,229
			2,063,630
Technology - 0.3%
Coherent Corp., Senior Secured First Lien, 6.33% (1 mo. SOFR US + 2.00%), 07/02/2029		1,035,804	1,038,611
Gen Digital, Inc., Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 09/12/2029		2,422,127	2,421,533
			3,460,144
Telecommunications - 0.5%
Iridium Satellite LLC, Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 09/20/2030		2,429,787	2,436,299

The accompanying notes are an integral part of these financial statements.

43

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
BANK LOANS - (Continued)
Telecommunications - (Continued)
Masorange Finco PLC, Senior Secured First Lien, 10.03% (6 mo. EURIBOR + 2.75%), 03/25/2031	EUR	1,000,000	$1,172,617
Odido Holding BV, Senior Secured First Lien, 10.96% (3 mo. EURIBOR + 3.15%), 03/30/2029	EUR	1,000,000	1,177,465
Ziggo BV, Senior Secured First Lien, 7.89% (1 mo. EURIBOR + 3.00%), 01/31/2029	EUR	1,000,000	1,130,835
			5,917,216
Transportation Excluding Air/Rail - 0.1%
First Student Bidco, Inc., Senior Secured First Lien
13.69% (3 mo. SOFR US + 2.50%), 07/21/2028		350,642	351,245
6.80% (3 mo. SOFR US + 2.50%), 07/21/2028		1,186,520	1,188,561
			1,539,806
Utilities - 0.4%
Calpine Construction Finance Co. LP, Senior Secured First Lien, 6.33% (1 mo. SOFR US + 2.00%), 07/31/2030		3,500,000	3,504,375
Constellation Renewables LLC, Senior Secured First Lien, 6.84% (3 mo. SOFR US + 2.25%), 12/15/2027		937,394	940,909
			4,445,284
TOTAL BANK LOANS (Cost $42,306,200)			42,524,672
COLLATERALIZED LOAN OBLIGATIONS - 3.2%
Ares European CLO, Series 21X, Class A, 3.67% (3 mo. EURIBOR + 1.22%), 04/15/2038	EUR	2,300,000	2,709,293
Avoca CLO, Series 32X, Class A1, 3.33% (3 mo. EURIBOR + 1.17%), 04/15/2039	EUR	2,300,000	2,701,664
Bain Capital Credit CLO, Series 2024-6A, Class A1, 5.65% (3 mo. Term SOFR + 1.33%), 01/21/2038(a)		2,000,000	2,004,304
Bain Capital Euro CLO, Series 2024-3X, Class A1, 3.91% (3 mo. EURIBOR + 1.30%), 01/18/2038	EUR	2,000,000	2,354,889
Ballyrock CLO Ltd., Series 2024-28A, Class A1A, 5.65% (3 mo. Term SOFR + 1.32%), 01/20/2038(a)		1,375,000	1,376,815
Blackrock European Clo XIII DAC, Series 15X, Class A, 3.87% (3 mo. EURIBOR + 1.29%), 01/28/2038	EUR	1,700,000	2,005,226
Cairn CLO, Series 2024-19X, Class A, 3.89% (3 mo. EURIBOR + 1.30%), 04/15/2039	EUR	2,000,000	2,354,729
Capital Four CLO, Series 8X, Class A, 3.45% (3 mo. EURIBOR + 1.29%), 10/25/2037	EUR	1,750,000	2,060,410
CVC Cordatus Loan Fund, Series 33X, Class A1, 3.32% (3 mo. EURIBOR + 1.29%), 03/24/2038	EUR	2,000,000	2,358,472
Henley CLO, Series 12X, Class A1, 4.06% (3 mo. EURIBOR + 1.28%), 01/15/2038	EUR	1,800,000	2,122,995
Jubilee CLO, Series 2024-29X, Class A, 3.58% (3 mo. EURIBOR + 1.30%), 01/15/2039	EUR	2,000,000	2,357,945
Neuberger Berman CLO Ltd., Series 2024-58A, Class A, 5.61% (3 mo. Term SOFR + 1.34%), 10/18/2038(a)		1,100,000	1,103,224

The accompanying notes are an integral part of these financial statements.

44

MUZINICH LOW DURATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

		Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Penta CLO, Series 2024-18X, Class A, 4.14% (3 mo. EURIBOR + 1.28%), 01/15/2038	EUR	2,000,000	$2,357,693
Providus CLO, Series 11X, Class A, 3.99% (3 mo. EURIBOR + 1.29%), 01/20/2038	EUR	2,000,000	2,358,487
Ravensdale Park CLO, Series 1X, Class A, 3.45% (3 mo. EURIBOR + 1.17%), 04/25/2038	EUR	950,000	1,116,818
RRE Loan Management, Series 24X, Class A1, 3.53% (3 mo. EURIBOR + 1.16%), 04/15/2040	EUR	2,300,000	2,698,811
Trinitas Euro CLO, Series 8X, Class A, 3.93% (3 mo. EURIBOR + 1.30%), 01/15/2038	EUR	2,000,000	2,354,921
Voya Euro CLO, Series 8X, Class A, 4.07% (3 mo. EURIBOR + 1.28%), 01/15/2039	EUR	2,000,000	2,355,671
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $35,560,798)			38,752,367
		Shares
SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
First American Treasury Obligations Fund - Class X, 4.24%(d)		16,116,816	16,116,816
TOTAL SHORT-TERM INVESTMENTS (Cost $16,116,816)			16,116,816
TOTAL INVESTMENTS - 99.3% (Cost $1,144,679,067)			$1,213,296,666
Other Assets in Excess of Liabilities - 0.7%			8,111,849
TOTAL NET ASSETS - 100.0%			$1,221,408,515

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
EUR - Euro
GBP - British Pound
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $181,475,468 or 14.9% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

45

MUZINICH LOW DURATION FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	07/17/2025	GBP	24,400,000	USD	32,672,451	$822,958
U.S. Bancorp Investments, Inc.	07/17/2025	USD	299,248,186	EUR	261,500,000	(9,157,109)
U.S. Bancorp Investments, Inc.	09/18/2025	USD	283,847,714	EUR	243,500,000	(4,535,249)
U.S. Bancorp Investments, Inc.	07/17/2025	USD	122,302,229	GBP	93,000,000	(5,364,698)
Net Unrealized Appreciation (Depreciation)						$(18,234,098)

EUR - Euro
GBP - British Pound
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

46

Muzinich Funds
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Muzinich Dynamic Income Fund	Muzinich Flexible U.S. High Yield Income Fund	Muzinich Low Duration Fund
ASSETS:
Investments, at value	$159,000,862	$62,160,509	$1,213,296,666
Cash	37,573	25,795	3,709,040
Foreign currency, at value	3,248,181	—	11,891,837
Interest receivable	2,397,579	1,026,159	17,106,032
Receivable for investments sold	2,233,410	210,766	315,000
Receivable for fund shares sold	802,548	58	1,729,115
Deposit at broker for future contracts	519,023	—	83,248
Deposit at broker for swap contracts	243,124	—	—
Receivable for open forward currency contracts	39,221	—	822,958
Prepaid expenses and other assets	22,990	32,777	64,472
Total assets	168,544,511	63,456,064	1,249,018,368
LIABILITIES:
Payable for investments purchased	4,451,559	865,595	6,393,540
Payable for open forward currency contracts	1,746,466	—	19,057,056
Distributions payable	194,824	179,448	994,910
Payable for capital shares redeemed	159,446	—	695,998
Payable to adviser	78,580	7,007	362,045
Payable for accounting fees	15,151	4,432	17,204
Payable for fund administration	12,504	1,594	19,840
Payable for audit fees	9,364	8,800	8,806
Payable for transfer agent fees and expenses	5,830	372	7,109
Payable for printing and mailing	5,704	437	19,582
Payable for custodian fees	5,077	627	20,748
Payable for compliance fees	733	732	733
Interest payable	—	1,472	270
Payable for distribution and shareholder servicing fees	—	306	—
Payable for other expenses and liabilities	—	—	12,012
Total liabilities	6,685,238	1,070,822	27,609,853
NET ASSETS	$ 161,859,273	$62,385,242	$1,221,408,515
Net Assets Consists of:
Paid-in capital	$185,697,201	$64,813,467	$1,205,228,472
Total distributable earnings/(accumulated losses)	(23,837,928)	(2,428,225)	16,180,043
Total net assets	$ 161,859,273	$62,385,242	$1,221,408,515
Institutional Class
Net assets	$94,042,506	$2,959,778	$—
Shares issued and outstanding(a)	9,602,851	369,833	—
Net asset value per share	$9.79	$8.00	$—

The accompanying notes are an integral part of these financial statements.

47

Muzinich Funds
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)(Continued)

	Muzinich Dynamic Income Fund	Muzinich Flexible U.S. High Yield Income Fund	Muzinich Low Duration Fund
Supra Institutional Class
Net assets	$67,816,767	$59,425,464	$1,221,408,515
Shares issued and outstanding(a)	6,917,682	7,424,794	126,348,890
Net asset value per share	$9.80	$8.00	$9.67
Cost:
Investments, at cost	$151,506,769	$60,867,640	$1,144,679,067
Foreign currency, at cost	$3,234,265	$—	$11,764,520

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

48

Muzinich Funds
Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)

	Muzinich Dynamic Income Fund	Muzinich Flexible U.S. High Yield Income Fund	Muzinich Low Duration Fund
INVESTMENT INCOME:
Interest income	$4,117,281	$2,157,506	$29,949,465
Dividend income	63,550	18,266	377,262
Other income	5,192	3,387	1,313
Less: Dividend withholding taxes	(11,349)	—	(90,685)
Total investment income	4,174,674	2,179,159	30,237,355
EXPENSES:
Investment advisory fee	473,589	164,007	2,686,258
Fund administration and accounting fees	90,247	55,868	399,517
Shareholder service costs - Institutional Class	30,529	—	—
Custodian fees	22,706	3,794	84,336
Federal and state registration fees	18,002	19,609	48,687
Transfer agent fees	17,231	5,745	89,414
Trustees’ fees	11,997	10,189	22,378
Audit fees	9,363	8,800	8,806
Compliance fees	6,682	6,682	6,682
Reports to shareholders	6,510	1,285	25,356
Legal fees	4,868	4,251	5,074
Interest expense	3,411	249	5,514
Other expenses and fees	19,944	9,838	53,664
Total expenses	715,079	290,317	3,435,686
Expense reimbursement by Adviser	(206,185)	(117,116)	(445,442)
Net expenses	508,894	173,201	2,990,244
NET INVESTMENT INCOME	3,665,780	2,005,958	27,247,111
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	391,007	(321,619)	8,261,377
Futures contracts	(221,551)	—	—
Forward currency contracts	(4,789,063)	—	(31,711,805)
Swap contracts	13,079	—	—
Foreign currency translation	996,793	—	1,323,720
Net realized gain (loss)	(3,609,735)	(321,619)	(22,126,708)
Net change in unrealized appreciation (depreciation) on:
Investments	8,054,024	876,175	72,500,655
Future contracts	153,663	—	—
Forward currency contracts	(3,002,509)	—	(40,356,889)
Foreign currency translation	(35,179)	—	667,083
Net change in unrealized appreciation (depreciation)	5,169,999	876,175	32,810,849
Net realized and unrealized gain (loss)	1,560,264	554,556	10,684,141
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,226,044	$2,560,514	$37,931,252

The accompanying notes are an integral part of these financial statements.

49

Muzinich Funds
Statements of Changes in Net Assets

	Muzinich Dynamic Income Fund		Muzinich Flexible U.S. High Yield Income Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$3,665,780	$11,081,455	$2,005,958	$3,642,656
Net realized gain (loss)	(3,609,735)	2,813,467	(321,619)	(48,529)
Net change in unrealized appreciation (depreciation)	5,169,999	(3,655,839)	876,175	109,151
Net increase (decrease) in net assets from operations	5,226,044	10,239,083	2,560,514	3,703,278
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders - Institutional Class	(2,184,028)	(4,696,215)	(96,488)	(192,830)
Distributions to shareholders - Supra Institutional Class	(1,573,135)	(5,718,411)	(1,925,558)	(3,417,049)
Total distributions to shareholders	(3,757,163)	(10,414,626)	(2,022,046)	(3,609,879)
CAPITAL TRANSACTIONS:
Subscriptions - Institutional Class	8,161,996	14,052,459	—	74,591
Reinvestments - Institutional Class	2,125,770	4,463,800	91,050	180,984
Redemptions - Institutional Class	(10,090,991)	(18,294,013)	—	(74,308)
Redemption fees - Institutional Class	895	17,121	—	743
Subscriptions - Supra Institutional Class	6,956,155	5,384,554	2,754,613	10,342,040
Reinvestments - Supra Institutional Class	871,490	3,565,761	740,175	1,763,908
Redemptions - Supra Institutional Class	(7,377,360)	(114,986,938)	(801,849)	(864,638)
Redemption fees - Supra Institutional Class	641	871	—	—
Net increase (decrease) in net assets from capital transactions	648,596	(105,796,385)	2,783,989	11,423,320
NET INCREASE (DECREASE) IN NET ASSETS	2,117,477	(105,971,928)	3,322,457	11,516,719
NET ASSETS:
Beginning of the period	159,741,796	265,713,724	59,062,785	47,546,066
End of the period	$ 161,859,273	$159,741,796	$62,385,242	$59,062,785
SHARES TRANSACTIONS
Subscriptions - Institutional Class	837,721	1,432,379	—	9,430
Reinvestments - Institutional Class	219,276	456,749	11,484	22,825
Redemptions - Institutional Class	(1,037,721)	(1,864,456)	—	(9,430)
Subscriptions - Supra Institutional Class	712,220	546,065	348,533	1,299,711
Reinvestments - Supra Institutional Class	89,868	363,727	93,291	222,235
Redemptions - Supra Institutional Class	(753,643)	(11,589,180)	(101,384)	(109,234)
Total increase (decrease) in shares outstanding	67,721	(10,654,716)	351,924	1,435,537

The accompanying notes are an integral part of these financial statements.

50

Muzinich Funds
Statements of Changes in Net Assets(Continued)

	Muzinich Low Duration Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$27,247,111	$50,079,001
Net realized gain (loss)	(22,126,708)	2,095,805
Net change in unrealized appreciation (depreciation)	32,810,849	14,598,106
Net increase (decrease) in net assets from operations	37,931,252	66,772,912
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders - Supra Institutional Class	(6,000,000)	(54,296,460)
Total distributions to shareholders	(6,000,000)	(54,296,460)
CAPITAL TRANSACTIONS:
Subscriptions - Supra Institutional Class	212,086,075	425,440,008
Reinvestments - Supra Institutional Class	24,462	54,095,876
Redemptions - Supra Institutional Class	(205,734,672)	(291,766,908)
Redemption fees - Supra Institutional Class	1,288	1
Net increase (decrease) in net assets from capital transactions	6,377,153	187,768,977
NET INCREASE (DECREASE) IN NET ASSETS	38,308,405	200,245,429
NET ASSETS:
Beginning of the period	1,183,100,110	982,854,681
End of the period	$ 1,221,408,515	$1,183,100,110
SHARES TRANSACTIONS
Subscriptions - Supra Institutional Class	22,279,058	44,963,545
Reinvestments - Supra Institutional Class	2,558	5,724,118
Redemptions - Supra Institutional Class	(21,682,024)	(30,881,898)
Total increase (decrease) in shares outstanding	599,592	19,805,765

The accompanying notes are an integral part of these financial statements.

51

Muzinich Dynamic Income Fund
Financial Highlights
Institutional Class

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.71	$9.80	$9.50	$10.50	$11.22	$10.89
INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.44	0.37	0.26	0.31	0.30
Net realized and unrealized gain (loss) on investments(b)	0.09	(0.03)	0.32	(1.14)	(0.20)	0.36
Total from investment operations	0.31	0.41	0.69	(0.88)	(0.11)	0.66
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.50)	(0.39)	(0.05)	(0.41)	(0.26)
Net realized gains	—	—	—	(0.07)	(0.42)	(0.07)
Total distributions	(0.23)	(0.50)	(0.39)	(0.12)	(0.83)	(0.33)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$9.79	$9.71	$9.80	$9.50	$10.50	$11.22
TOTAL RETURN(d)	3.26%	4.20%	7.40%	−8.39%	1.02%	6.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$94,043	$93,026	$93,668	$89,146	$127,005	$219,841
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.93%	0.89%	0.85%	0.87%	0.84%	0.81%
After expense reimbursement/ recoupment(e)	0.67%	0.67%	0.68%	0.67%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets(e)	4.62%	4.44%	3.81%	2.65%	2.81%	2.71%
Portfolio turnover rate(d)	81%	164%	135%	168%	139%	174%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

52

Muzinich Dynamic Income Fund
Financial Highlights
Supra Institutional Class

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.71	$9.80	$9.50	$10.51	$11.23	$10.90
INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.44	0.37	0.27	0.32	0.30
Net realized and unrealized gain (loss) on investments(b)	0.09	(0.03)	0.33	(1.15)	(0.20)	0.37
Total from investment operations	0.32	0.41	0.70	(0.88)	0.12	0.67
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.50)	(0.40)	(0.06)	(0.42)	(0.27)
Net realized gains	—	—	—	(0.07)	(0.42)	(0.07)
Total distributions	(0.23)	(0.50)	(0.40)	(0.13)	(0.84)	(0.34)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)
Net asset value, end of period	$9.80	$9.71	$9.80	$9.50	$10.51	$11.23
TOTAL RETURN(d)	3.26%	4.28%	7.48%	−8.41%	1.11%	6.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$67,817	$66,716	$172,046	$209,404	$252,118	$321,285
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.86%	0.82%	0.77%	0.80%	0.76%	0.75%
After expense reimbursement/ recoupment(e)	0.60%	0.60%	0.60%	0.60%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(e)	4.68%	4.51%	3.87%	2.74%	2.90%	2.77%
Portfolio turnover rate(d)	81%	164%	135%	168%	139%	174%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

53

Muzinich Flexible U.S. High Yield Income Fund
Financial Highlights
Institutional Class

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$7.94	$7.91	$7.68	$9.19	$9.97	$9.84
INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.56	0.51	0.44	0.50	0.52
Net realized and unrealized gain (loss) on investments(b)	0.07	0.03	0.23	(1.50)	(0.07)	0.11
Total from investment operations	0.33	0.59	0.74	(1.06)	0.43	0.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.56)	(0.51)	(0.44)	(0.53)	0.50
Net realized gains	—	—	—	(0.01)	(0.68)	—
Total distributions	(0.27)	(0.56)	(0.51)	(0.45)	(1.21)	(0.50)
Redemption fee per share	0.00(c)	0.00(c)	—	—	—	—
Net asset value, end of period	$8.00	$7.94	$7.91	$7.68	$9.19	$9.97
TOTAL RETURN(d)	4.34%	7.65%	9.98%	−11.17%	4.42%	6.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,960	$2,844	$2,655	$2,838	$4,247	$5,905
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.97%	1.07%	1.26%	1.37%	1.25%	0.97%
After expense reimbursement/ recoupment(e)	0.58%	0.58%	0.58%	0.58%	0.59%	0.58%
Ratio of net investment income (loss) to average net assets(e)	6.73%	7.05%	6.59%	5.34%	5.06%	5.36%
Portfolio turnover rate(d)	26%	91%	76%	59%	96%	113%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

54

Muzinich Flexible U.S. High Yield Income Fund
Financial Highlights
Supra Institutional Class

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$7.94	$7.91	$7.68	$9.18	$9.96	$9.83
INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.56	0.52	0.44	0.51	0.51
Net realized and unrealized gain (loss) on investments(b)	0.07	0.03	0.22	(1.49)	(0.08)	0.12
Total from investment operations	0.33	0.59	0.74	(1.05)	0.43	0.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.56)	(0.51)	(0.44)	(0.53)	(0.50)
Net realized gains	—	—	—	(0.01)	(0.68)	—
Total distributions	(0.27)	(0.56)	(0.51)	(0.45)	(1.21)	(0.50)
Redemption fee per share	0.00(c)	0.00(c)	—	—	—	—
Net asset value, end of period	$8.00	$7.94	$7.91	$7.68	$9.18	$9.96
TOTAL RETURN(d)	4.34%	7.65%	9.98%	−11.61%	4.43%	6.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$59,425	$56,219	$44,891	$30,312	$25,222	$62,860
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.97%	1.07%	1.27%	1.37%	1.19%	0.98%
After expense reimbursement/ recoupment(e)	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets(e)	6.73%	7.05%	6.65%	5.46%	5.11%	5.37%
Portfolio turnover rate(d)	26%	91%	76%	59%	96%	113%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

55

Muzinich Low Duration Fund
Financial Highlights
Supra Institutional Class

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.41	$9.28	$9.05	$9.73	$10.10	$10.05
INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.44	0.39	0.26	0.25	0.27
Net realized and unrealized gain (loss) on investments(b)	0.09	0.14	0.29	(0.59)	—	(0.01)
Total from investment operations	0.31	0.58	0.68	(0.33)	0.25	0.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.45)	(0.45)	(0.10)	(0.62)	(0.21)
Net realized gains	—	—	—	(0.25)	—	—
Total distributions	(0.05)	(0.45)	(0.45)	(0.35)	(0.62)	(0.21)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	—	—
Net asset value, end of period	$9.67	$9.41	$9.28	$9.05	$9.73	$10.10
TOTAL RETURN(d)	3.28%	6.30%	7.63%	−3.41%	2.50%	2.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,221,409	$1,183,100	$982,855	$941,251	$369,539	$592,519
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.58%	0.58%	0.58%	0.61%	0.62%	0.62%
After expense reimbursement/ recoupment(e)	0.50%	0.50%	0.50%	0.50%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	4.56%	4.63%	4.19%	2.83%	2.46%	2.77%
Portfolio turnover rate(d)	36%	57%	49%	26%	69%	75%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

56

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Muzinich Dynamic Income Fund (“Dynamic Income Fund”, formerly the Muzinich Credit Opportunities Fund), Muzinich Flexible U.S. High Yield Income Fund (“Flexible U.S. High Yield Income Fund”), and Muzinich Low Duration Fund (“Low Duration Fund”) (each a “Fund,” collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Funds commenced operations on January 3, 2013, March 31, 2016, and June 29, 2018, respectively.
The Funds offer two classes of shares: Institutional shares, and Supra Institutional shares. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its relative net assets. Currently, the Dynamic Income Fund offers Supra Institutional and Institutional Class shares, the Flexible U.S. High Yield Income Fund offers Supra Institutional and Institutional Class shares, and the Low Duration Fund offers Supra Institutional shares.
The investment objective of the Dynamic Income Fund is primarily to provide a high level of income and capital appreciation. The investment objective of the Flexible U.S. High Yield Income Fund is to provide a high level of income on a risk-adjusted basis over a full market cycle. The investment objective of the Low Duration Fund is to protect capital and generate positive returns under most market conditions.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the- counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by an independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
Forward foreign currency exchange contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statements of Assets and Liabilities.

57

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Swap contracts, such as credit default swaps, total return swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.
Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.
Pursuant to Rule 2a-5 under the 1940 Act, the Board has adopted a Valuation Policy designating Muzinich & Co., Inc. (the “Adviser”) as the Funds’ Valuation Designee. Under Rule 2a-5, the Valuation Designee shall determine the fair value of securities for which readily available market quotes are not available in accordance with procedures approved by the Board.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Dynamic Income Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$148,592	$142,865,849	$ —	$143,014,441
Convertible Bonds	—	6,458,232	—	6,458,232
Collateralized Loan Obligations	—	6,003,464	—	6,003,464
Bank Loans	—	11	—	11
Money Market Funds	3,524,714	—	—	3,524,714
Total Investments	$3,673,306	$155,327,556	$—	$159,000,862

58

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments[1]:
Futures Contracts	$153,663	$—	$ —	$153,663
Forward Foreign Currency Exchange Contracts	$—	$39,221	$—	$39,221
Total Other Financial Instruments	$153,663	$39,221	$—	$192,884
Liabilities:
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$(1,746,466)	$—	$(1,746,466)
Total Other Financial Instruments	$—	$(1,746,466)	$—	$(1,746,466)

[1]	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of June 30, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
Flexible U.S. High Yield Income Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$57,365,128	$ —	$57,365,128
Bank Loans	$—	$3,510,172	$—	$3,510,172
Money Market Funds	1,285,209	—	—	1,285,209
Total Assets	$1,285,209	$60,875,300	$—	$62,160,509

Refer to the Schedule of Investments for further disaggregation of investment categories.
The following is a reconciliation of the Flexible High Yield’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Corporate Bond	Total
Balanced as of December 31, 2024	$266,063	$266,063
Acquisitions	—	—
Dispositions	(167,148)	(167,148)
Accrued discounts/premiums	—	—
Realized gain (loss)	(107,853)	(107,853)
Change in unrealized appreciation/depreciation	8,938	8,938
Transfer in and/or out of Level 3	—	—
Balanced as of June 30, 2025	$—	$—
Change in unrealized appreciation/depreciation for Level 3 investments held at June 30, 2025	$—	$—

Type of Security	Fair Value of 6/30/2025	Valuation Techniques	Unobservable Input	Input Value(s)	Impact to Valuation from an Increase in Input
Corporate Bond	$ —	Broker Quote Method	Single broker quote	96.75	Increase

59

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Low Duration Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$1,154,330	$1,046,060,823	$ —	$1,047,215,153
Convertible Bonds	—	68,687,658	—	68,687,658
Bank Loans	—	42,524,672	—	42,524,672
Collateralized Loan Obligations	—	38,752,367	—	38,752,367
Money Market Funds	16,116,816	—	—	16,116,816
Total Assets	$17,271,146	$1,196,025,520	$—	$1,213,296,666
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$822,958	$—	$822,958
Total Other Financial Instruments	$—	$822,958	$—	$822,958
Liabilities:
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$(19,057,056)	$—	$(19,057,056)
Total Other Financial Instruments	$—	$(19,057,056)	$—	$(19,057,056)

[1]	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of June 30, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The following is a reconciliation of the Low Duration Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Collateralized Loan Obligation CLO	Total
Balanced as of December 31, 2024	$2,071,702	$2,071,702
Acquisitions	—	—
Dispositions	—	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	283,970	283,970
Transfer in and/or out of Level 3	(2,355,672)	(2,355,672)
Balanced as of June 30, 2025	$—	$—
Change in unrealized appreciation/depreciation for Level 3 investments held at June 30, 2025	$—	$—

Type of Security	Fair Value of 6/30/2025	Valuation Techniques	Unobservable Input	Input Value(s)	Impact to Valuation from an Increase in Input
Collateralized Loan Obligation CLO	$ —	Market Transaction Method	Recent Transaction	103.59	Increase

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

60

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
The Trust’s valuation procedures have been adopted by the Trust’s Board, which has established a Valuation Committee to oversee valuation techniques. The Board ratifies valuation techniques quarterly.
The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and` why the Funds use forward contracts and swap contracts (types of derivatives), how they are accounted for, and how they affect an entity’s results of operations and financial position. The Funds may use derivatives in various ways. The Funds may, but are not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.
The average notional value of forward foreign currency exchange contracts outstanding during the six months ended June 30, 2025, for the Dynamic Income Fund and Low Duration Fund was $72,100,778, and $635,754,224, respectively. Forward foreign currency exchange contracts entered during the six months ended June 30, 2025, were with U.S. Bancorp Investments, Inc. for the Dynamic Income Fund, and the Low Duration Fund. The Dynamic Income Fund’s average notional value when in use of exchange traded futures contracts outstanding during the six months ended June 30, 2025, was $4,890,067 and were entered into with Morgan Stanley. The Dynamic Income Fund entered into swap contract transactions with Barclays Investment Bank, Bank of America, Goldman Sachs & Co., Jefferies, and BNP Paribas, Inc. during the six months ended June 30, 2025, at an average transaction notional value of $246,242, $68,155, $64,144, $154,454, and $230,424, respectively.
The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars. The average notional amount for forward foreign currency exchange contracts is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The notional amount for swap contracts is the principal value. The average notional amounts are based on the notional amounts at each month end during the period for futures and the daily notional amounts for swaps.
The following tables show the effects of derivative instruments on the financial statements.
Statements of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2025:
Dynamic Income Fund

	Asset Derivatives as of June 30, 2025		Liability Derivatives as of June 30, 2025
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$39,221	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(1,746,466)
		$39,221		$(1,746,466)

Low Duration Fund

	Asset Derivatives as of June 30, 2025		Liability Derivatives as of June 30, 2025
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$822,958	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(19,057,056)
		$822,958		$(19,057,056)

61

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Statements of Operations
The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2025:
Dynamic Income Fund

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Forward Foreign Currency Exchange Contracts	Net realized and unrealized gain (loss) on forward foreign currency exchange contracts	$(4,789,063)	$(3,002,509)
Credit Default - Swap Contracts	Net realized and unrealized gain (loss) on swap contracts	13,079	—
Futures Contracts	Net realized and unrealized gain (loss) on futures contracts	(221,551)	153,663
		$(4,997,535)	$(2,848,846)

Low Duration Fund

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Forward Foreign Currency Exchange Contracts	Net realized and unrealized gain (loss) on forward foreign currency exchange contracts	$(31,711,805)	$(40,356,889)

The Flexible U.S. High Yield Income Fund did not have derivatives activity during the six months ended June 30, 2025.
B.
Swap Contracts. A swap, which may be a customized and privately negotiated agreement or a standardized and exchange-traded contract, obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to changes in specified prices or rates for a specified amount of an underlying asset (the “notional” principal amount). Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as applicable, only the net amount of the two payments). Examples of such swaps may include, but are not limited to, currency swaps, interest rate swaps, total return swaps, and credit default swaps. Payments received by the Funds from swap agreements will result in taxable income, either as ordinary income or capital gains. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well-established and relatively liquid. The Dynamic Income Fund had swap contracts activity during the six months ended June 30, 2025. Realized and unrealized gains and losses are included in the Statements of Operations. The Flexible U.S. High Yield Income Fund, and Low Duration Fund did not have swap contracts activity during the six months ended June 30, 2025.

C.
Futures Contracts. Each Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Upon entering into a futures contract, each Fund is required to

62

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
pledge to the counterparty an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, each Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange- imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Dynamic Income Fund had futures contracts activity during the six months ended June 30, 2025. Realized and unrealized gains and losses are included in the Statements of Operations. The Flexible U.S. High Yield Income Fund, and Low Duration Fund did not have futures contracts activity during the six months ended June 30, 2025.
D.
Forward Foreign Currency Exchange Contracts. During the six months ended June 30, 2025, the Dynamic Income Fund, and Low Duration Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward foreign currency exchange contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts and the forward rates at the reporting date is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. The Flexible U.S. High Yield Income Fund did not have forward foreign currency exchange contract activity during the six months ended June 30, 2025.

E.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from interest receivable and other foreign currency denominated payables and receivables in “Change in net unrealized appreciation/depreciation on foreign currency translation” and “Net realized gain (loss) on foreign currency.” The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in “Change in net unrealized appreciation/depreciation on investments” and “Net realized gain (loss) on investments” as shown in the Statements of Operations.

F.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

63

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year. Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund's next taxable year.
As of the most recent fiscal year ended December 31, 2024, the Dynamic Income Fund, the Flexible U.S. High Yield Income Fund, and Low Duration Fund, did not defer any post-October losses. The Low Duration Fund deferred, on a tax basis, late-year losses of $1,175,477. The Dynamic Income Fund and the Flexible U.S. High Yield Income Fund did not defer any late-year losses as of December 31, 2024.
As of the most recent fiscal year ended December 31, 2024, the Funds had the following capital loss carryovers, which do not expire and retain their original character.

	Dynamic Income Fund	Flexible U.S. High Yield Income Fund	Low Duration Fund
Short-Term Capital Loss Carryovers	$19,283,663	$997,486	$1,084,686
Long-Term Capital Loss Carryovers	7,252,101	2,428,291	9,338,808
Total	$26,535,764	$3,425,777	$10,423,494

As of June 30, 2025, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
G.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

H.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Dynamic Income Fund normally are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for the Flexible U.S. High Yield Income Fund, and Low Duration Fund normally are declared and paid on a monthly basis. Distributions are recorded on the ex-dividend date. Distributions to shareholders from net realized gains for the Funds normally are declared and paid on an annual basis, if applicable.

I.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

J.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 1% redemption fee on shares held less than 90 days. The fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

64

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
K.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

L.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

M.
Variable and Floating Rate Securities. The Funds may invest in variable and floating rate securities. Fixed income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.
Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. A Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.
N.
When-Issued Securities and Forward Commitments. The Funds may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund if, as a result, more than 5% of the Fund’s total assets would be committed to such transactions.

65

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
O.
Deposits at Broker. Deposits at broker represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such deposits are excluded from cash and equivalents in the Statements of Assets and Liabilities. Interest income earned on such deposits is recorded in “Other income” on the Statements of Operations, if applicable.

P.
Offsetting Agreements. The Funds may be subject to netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of June 30, 2025:
Dynamic Income Fund

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Forward foreign currency exchange contracts	$39,221	$ —	$39,221	$39,221	$ —	$ —
Liabilities
Forward foreign currency exchange contracts	(1,746,466)	—	(1,746,466)	39,221	—	(1,707,245)

Low Duration Fund

Description	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Forward foreign currency exchange contracts	$822,958	$ —	$822,958	$822,958	$ —	$ —
Liabilities
Forward foreign currency exchange contracts	(19,057,056)	—	(19,057,056)	822,958	—	(18,234,098)

The above forward foreign currency exchange contracts had U.S. Bank N.A. as their counterparty.
Q.
New Accounting Pronouncement. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s). Each / The Fund operates as a single segment entity. Each / The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

66

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
R.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Muzinich & Co., Inc. (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee. For the Dynamic Income Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund. For the Flexible U.S. High Yield Income Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the Low Duration Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the Fund. The investment advisory fees incurred by the Funds for the six months ended June 30, 2025, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.
The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) to limit total expenses to 0.60%, 0.58%, and 0.50% of the Dynamic Income Fund’s, Flexible U.S. High Yield Income Fund’s, and Low Duration Fund’s average daily net assets, respectively. The Operating Expenses Limitation Agreements have an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty (60) days’ written notice to the Advisor. Any fees waived and/or Fund expenses absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Funds to the Advisor, if so requested by the Advisor, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Funds’ current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board’s review and approval. The amounts of fees waived and expenses absorbed by the Advisor during the six months ended June 30, 2025, are disclosed in the Statements of Operations. Any amount due from the Advisor is paid monthly to the Funds, if applicable.
As of June 30, 2025, the remaining cumulative amounts that may be recouped by the Advisor on behalf of the Funds are shown in the following tables. The Advisor may recapture a portion of the unreimbursed amounts no later than the dates as stated.

Expiration	Dynamic Income Fund	Flexible U.S. High Yield Income Fund	Low Duration Fund
December 31, 2025	$358,632	$116,800	$368,187
December 31, 2026	486,807	247,658	838,624
December 31, 2027	534,929	250,780	896,013
June 30, 2028	206,185	117,116	445,442
Total	$1,586,553	$732,354	$2,548,266

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended June 30, 2025, are disclosed in the Statements of Operations.

67

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.
Pursuant to a Shareholder Service Plan adopted by the Trust and established by the Funds with respect to the Class A shares and Institutional Class shares of the Funds, the Advisor is authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”). Under the Shareholder Service Plan, the Advisor may enter into shareholder service agreements with securities broker- dealers and other securities professionals who provide Shareholder Servicing Activities for their clients invested in the Funds. The shareholder servicing fees incurred by the Funds for the six months ended June 30, 2025, are disclosed in the Statements of Operations.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the six months ended June 30, 2025, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales/Maturities
Dynamic Income Fund	$125,704,017	$122,397,304
Flexible U.S. High Yield Income Fund	18,363,007	15,508,482
Low Duration Fund	415,455,264	434,200,085

For the six months ended June 30, 2025, the cost of purchases and proceeds from the sales and maturities of long-term U.S. Government obligations included in the above, were as follows:

	Purchases	Sales/Maturities
Dynamic Income Fund	$17,799,192	$35,460,057

There were no purchases or sales/maturities of long-term U.S. Government securities for the Flexible U.S. High Yield Income Fund, and Low Duration Fund during the six months ended June 30, 2025.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended June 30, 2025, and the year ended December 31, 2024, was as follows:

	Ordinary Income
	June 30, 2025	December 31, 2024
Dynamic Income Fund	$3,757,163	$10,414,626
Flexible U.S. High Yield Income Fund	2,022,046	3,609,879
Low Duration Fund	6,000,000	54,296,460

Long-Term Capital Gains[1]
	June 30, 2025	December 31, 2024
Dynamic Income Fund	$ —	$ —
Flexible U.S. High Yield Income Fund	—	—
Low Duration Fund	—	—

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).
The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

68

Muzinich Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
The cost basis of investments for federal income tax purposes as of the most recent fiscal year ended December 31, 2024, was as follows:

	Dynamic Income Fund	U.S. High Yield Fund	Low Duration Fund
Cost of Investments	$152,204,733	$58,198,388	$1,159,800,980
Gross tax unrealized appreciation	1,391,043	943,325	9,897,098
Gross tax unrealized depreciation	(1,968,304)	(535,982)	(13,783,114)
Net tax unrealized appreciation (depreciation)	(577,261)	407,343	(3,886,016)
Undistributed ordinary income (loss)	1,757,163	51,740	—
Undistributed long-term capital gains (losses)	—	—	—
Total distributable earnings	1,757,163	51,740	—
Other distributable (accumulated) gains (losses)	(26,486,711)	(3,425,777)	(11,865,193)
Total distributable (accumulated) earningst (losses)	$(25,306,809)	$(2,966,694)	$(15,751,209)

NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Dynamic Income Fund, Flexible U.S. High Yield Income Fund, and Low Duration Fund credit facilities pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility details for the six months ended June 30, 2025, are as follows:

Dynamic Income Fund
Maximum available credit	$18,000,000
Largest amount outstanding on an individual day	1,377,000
Average daily loan outstanding when in use	850,429
Credit facility outstanding as of June 30, 2025	—
Average interest rate when in use	7.50%
Flexible U.S. High Yield Income Fund
Maximum available credit	$7,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of June 30, 2025	—
Average interest rate when in use	0.00%
Low Duration Fund
Maximum available credit	$80,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of June 30, 2025	—
Average interest rate when in use	0.00%

Interest expense for the six months ended June 30, 2025, is disclosed in the Statements of Operations, if applicable.

69

Muzinich Funds
Additional Information (Unaudited)
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov., and the Funds’ website at www.muzinichusfunds.com/literature.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing Funds’ website at www.muzinichusfunds.com/literature. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling toll-free 1-855-MUZINICH (1-855-689-4642).

70

Muzinich Funds
Additional Information (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
N/A

71

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	9/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	9/5/2025

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	9/5/2025

* Print the name and title of each signing officer under his or her signature.